UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-06093

Name of Registrant: Vanguard Institutional Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31st

Date of reporting period: March 31, 2015

Item 1: Schedule of Investments

Vanguard Institutional Index Fund

Schedule of Investments
As of March 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (12.5%)
	Walt Disney Co.	16,479,912	1,728,578
	Home Depot Inc.	13,889,609	1,577,999
*	Amazon.com Inc.	4,013,489	1,493,419
	Comcast Corp. Class A	25,937,729	1,464,704
	McDonald's Corp.	10,130,100	987,077
	Lowe's Cos. Inc.	10,254,373	762,823
	Starbucks Corp.	7,902,895	748,404
	NIKE Inc. Class B	7,375,779	740,012
	Time Warner Inc.	8,753,692	739,162
	Ford Motor Co.	41,695,393	672,964
	Twenty-First Century Fox Inc. Class A	19,272,038	652,166
*	Priceline Group Inc.	547,436	637,298
	Target Corp.	6,713,610	550,986
	General Motors Co.	14,257,547	534,658
	TJX Cos. Inc.	7,195,765	504,063
*	DIRECTV	5,299,580	450,994
	Time Warner Cable Inc.	2,960,762	443,759
	Yum! Brands Inc.	4,565,207	359,373
	Johnson Controls Inc.	6,928,056	349,451
	CBS Corp. Class B	4,822,116	292,365
	VF Corp.	3,608,592	271,763
*	Netflix Inc.	637,675	265,713
	Viacom Inc. Class B	3,849,288	262,906
	L Brands Inc.	2,591,488	244,351
	Delphi Automotive plc	3,059,749	243,984
*	Dollar General Corp.	3,198,293	241,087
	Macy's Inc.	3,590,175	233,038
*	O'Reilly Automotive Inc.	1,071,435	231,687
	Ross Stores Inc.	2,181,771	229,871
*	AutoZone Inc.	336,223	229,358
	Carnival Corp.	4,747,995	227,144
*	Chipotle Mexican Grill Inc. Class A	326,993	212,722
	Omnicom Group Inc.	2,600,649	202,799
*	Dollar Tree Inc.	2,166,928	175,835
	Marriott International Inc. Class A	2,186,285	175,602
	Kohl's Corp.	2,129,406	166,626
	Whirlpool Corp.	823,045	166,304
*	CarMax Inc.	2,212,720	152,700
	Starwood Hotels & Resorts Worldwide Inc.	1,809,869	151,124
*	Bed Bath & Beyond Inc.	1,956,477	150,209
	Genuine Parts Co.	1,609,626	150,001
	BorgWarner Inc.	2,385,743	144,290
	Royal Caribbean Cruises Ltd.	1,735,476	142,049
*	Under Armour Inc. Class A	1,758,827	142,025
	Hanesbrands Inc.	4,224,906	141,577
*	Michael Kors Holdings Ltd.	2,115,213	139,075
	Harley-Davidson Inc.	2,228,657	135,369
	Tractor Supply Co.	1,435,039	122,064
*	Mohawk Industries Inc.	653,931	121,468

Gap Inc.	2,794,580	121,089
Coach Inc.	2,906,255	120,406
Nordstrom Inc.	1,482,166	119,048
Best Buy Co. Inc.	3,067,434	115,918
Wyndham Worldwide Corp.	1,270,254	114,920
Newell Rubbermaid Inc.	2,856,422	111,600
Staples Inc.	6,748,388	109,898
Wynn Resorts Ltd.	853,579	107,449
Tiffany & Co.	1,185,762	104,359
DR Horton Inc.	3,503,691	99,785
Expedia Inc.	1,041,468	98,033
* TripAdvisor Inc.	1,174,725	97,702
Lennar Corp. Class A	1,881,165	97,463
Harman International Industries Inc.	723,154	96,635
Interpublic Group of Cos. Inc.	4,344,729	96,105
H&R Block Inc.	2,900,255	93,011
PVH Corp.	868,768	92,576
Darden Restaurants Inc.	1,307,114	90,635
Gannett Co. Inc.	2,390,388	88,636
* News Corp. Class A	5,262,345	84,250
* Discovery Communications Inc.	2,847,850	83,940
Ralph Lauren Corp. Class A	634,884	83,487
Mattel Inc.	3,564,192	81,442
Family Dollar Stores Inc.	1,013,174	80,284
PulteGroup Inc.	3,492,177	77,631
Goodyear Tire & Rubber Co.	2,840,774	76,928
Hasbro Inc.	1,179,546	74,595
Scripps Networks Interactive Inc. Class A	1,027,178	70,423
Leggett & Platt Inc.	1,458,606	67,227
Garmin Ltd.	1,274,103	60,545
* AutoNation Inc.	790,421	50,848
* Discovery Communications Inc. Class A	1,567,289	48,210
* Urban Outfitters Inc.	1,054,974	48,160
Comcast Corp.	844,535	47,349
^ GameStop Corp. Class A	1,144,238	43,435
Cablevision Systems Corp. Class A	2,313,214	42,332
* Fossil Group Inc.	467,540	38,549
		24,297,899
Consumer Staples (9.7%)
Procter & Gamble Co.	28,462,625	2,332,227
Coca-Cola Co.	41,417,211	1,679,468
PepsiCo Inc.	15,623,802	1,493,948
Wal-Mart Stores Inc.	16,646,159	1,369,147
Philip Morris International Inc.	16,304,388	1,228,210
CVS Health Corp.	11,859,976	1,224,068
Altria Group Inc.	20,756,295	1,038,230
Walgreens Boots Alliance Inc.	9,190,624	778,262
Costco Wholesale Corp.	4,637,315	702,530
Mondelez International Inc. Class A	17,385,490	627,442
Colgate-Palmolive Co.	8,986,984	623,157
Kraft Foods Group Inc.	6,197,400	539,886
Kimberly-Clark Corp.	3,852,166	412,605
Kroger Co.	5,178,660	396,996
General Mills Inc.	6,363,640	360,182
Archer-Daniels-Midland Co.	6,685,626	316,899
Lorillard Inc.	3,795,076	248,008
Sysco Corp.	6,243,575	235,570

Reynolds American Inc.	3,248,099	223,827
Mead Johnson Nutrition Co.	2,132,384	214,369
* Monster Beverage Corp.	1,541,263	213,303
* Constellation Brands Inc. Class A	1,774,259	206,187
Whole Foods Market Inc.	3,802,769	198,048
Estee Lauder Cos. Inc. Class A	2,351,260	195,531
Kellogg Co.	2,668,597	175,994
ConAgra Foods Inc.	4,489,533	164,003
Dr Pepper Snapple Group Inc.	2,034,095	159,636
Hershey Co.	1,559,628	157,382
Clorox Co.	1,382,134	152,574
Brown-Forman Corp. Class B	1,642,583	148,407
Keurig Green Mountain Inc.	1,277,579	142,744
Molson Coors Brewing Co. Class B	1,684,377	125,402
JM Smucker Co.	1,072,281	124,095
Tyson Foods Inc. Class A	3,078,451	117,905
McCormick & Co. Inc.	1,351,585	104,221
Coca-Cola Enterprises Inc.	2,286,294	101,054
Campbell Soup Co.	1,872,612	87,170
Hormel Foods Corp.	1,419,284	80,686
		18,699,373
Energy (8.0%)
Exxon Mobil Corp.	44,210,677	3,757,908
Chevron Corp.	19,816,586	2,080,345
Schlumberger Ltd.	13,441,605	1,121,568
ConocoPhillips	12,979,448	808,100
Kinder Morgan Inc.	17,960,509	755,419
Occidental Petroleum Corp.	8,121,622	592,878
EOG Resources Inc.	5,780,618	530,025
Phillips 66	5,728,535	450,263
Anadarko Petroleum Corp.	5,340,137	442,217
Halliburton Co.	8,955,733	392,978
Williams Cos. Inc.	7,094,749	358,923
Valero Energy Corp.	5,427,121	345,273
Marathon Petroleum Corp.	2,878,215	294,700
Baker Hughes Inc.	4,580,086	291,202
Pioneer Natural Resources Co.	1,570,192	256,742
Spectra Energy Corp.	7,073,595	255,852
Devon Energy Corp.	4,073,193	245,654
Apache Corp.	3,971,992	239,630
National Oilwell Varco Inc.	4,321,032	216,008
Noble Energy Inc.	4,076,682	199,350
Marathon Oil Corp.	7,114,423	185,758
Hess Corp.	2,561,025	173,817
EQT Corp.	1,600,349	132,621
Cabot Oil & Gas Corp.	4,353,263	128,552
Tesoro Corp.	1,315,974	120,135
Cimarex Energy Co.	923,014	106,230
ONEOK Inc.	2,195,872	105,929
* Southwestern Energy Co.	4,051,118	93,945
* Cameron International Corp.	2,041,278	92,102
Range Resources Corp.	1,747,342	90,932
* FMC Technologies Inc.	2,438,691	90,256
Murphy Oil Corp.	1,758,321	81,938
Helmerich & Payne Inc.	1,134,343	77,215
^ Chesapeake Energy Corp.	5,452,427	77,206
CONSOL Energy Inc.	2,427,675	67,708

* Newfield Exploration Co.	1,695,174	59,484
^ Transocean Ltd.	3,590,758	52,676
Ensco plc Class A	2,470,464	52,053
Noble Corp. plc	2,551,482	36,435
QEP Resources Inc.	1,703,159	35,511
^ Diamond Offshore Drilling Inc.	708,029	18,968
		15,514,506
Financials (16.1%)
Wells Fargo & Co.	49,416,228	2,688,243
* Berkshire Hathaway Inc. Class B	18,082,665	2,609,690
JPMorgan Chase & Co.	39,295,331	2,380,511
Bank of America Corp.	110,873,535	1,706,344
Citigroup Inc.	31,976,031	1,647,405
US Bancorp	18,773,573	819,842
Goldman Sachs Group Inc.	4,270,095	802,650
American International Group Inc.	14,465,364	792,557
American Express Co.	9,238,168	721,686
Simon Property Group Inc.	3,276,351	640,985
MetLife Inc.	11,777,857	595,371
Morgan Stanley	16,250,095	579,966
PNC Financial Services Group Inc.	5,488,093	511,710
BlackRock Inc.	1,337,121	489,172
Bank of New York Mellon Corp.	11,740,504	472,438
Capital One Financial Corp.	5,813,865	458,249
American Tower Corporation	4,453,882	419,333
ACE Ltd.	3,450,261	384,670
Prudential Financial Inc.	4,785,271	384,305
Charles Schwab Corp.	12,160,535	370,167
Travelers Cos. Inc.	3,387,341	366,273
State Street Corp.	4,345,617	319,533
Marsh & McLennan Cos. Inc.	5,678,960	318,533
CME Group Inc.	3,342,428	316,561
Allstate Corp.	4,389,299	312,386
Public Storage	1,530,066	301,637
Equity Residential	3,834,544	298,558
McGraw Hill Financial Inc.	2,882,816	298,083
BB&T Corp.	7,597,477	296,226
Aflac Inc.	4,626,260	296,127
Crown Castle International Corp.	3,519,028	290,461
Health Care REIT Inc.	3,683,462	284,953
Aon plc	2,953,980	283,937
Intercontinental Exchange Inc.	1,180,623	275,404
Discover Financial Services	4,714,121	265,641
Ventas Inc.	3,486,965	254,618
Ameriprise Financial Inc.	1,923,821	251,713
Chubb Corp.	2,433,409	246,018
AvalonBay Communities Inc.	1,391,934	242,544
Prologis Inc.	5,398,258	235,148
SunTrust Banks Inc.	5,528,974	227,186
Boston Properties Inc.	1,614,773	226,843
T. Rowe Price Group Inc.	2,748,254	222,554
Franklin Resources Inc.	4,129,285	211,915
HCP Inc.	4,856,812	209,863
Vornado Realty Trust	1,841,875	206,290
General Growth Properties Inc.	6,622,657	195,699
Moody's Corp.	1,873,551	194,475
Hartford Financial Services Group Inc.	4,437,195	185,563

Weyerhaeuser Co.	5,533,914	183,449
Invesco Ltd.	4,522,668	179,505
M&T Bank Corp.	1,400,497	177,863
* Berkshire Hathaway Inc. Class A	759	165,082
Fifth Third Bancorp	8,588,329	161,890
Northern Trust Corp.	2,313,529	161,137
Host Hotels & Resorts Inc.	7,984,998	161,137
Essex Property Trust Inc.	686,488	157,824
Lincoln National Corp.	2,702,653	155,294
Progressive Corp.	5,649,284	153,660
Principal Financial Group Inc.	2,881,850	148,041
Regions Financial Corp.	14,148,695	133,705
SL Green Realty Corp.	1,039,140	133,405
Loews Corp.	3,145,480	128,430
KeyCorp	9,011,730	127,606
Macerich Co.	1,483,084	125,068
* Affiliated Managers Group Inc.	575,215	123,545
Kimco Realty Corp.	4,346,982	116,716
* CBRE Group Inc. Class A	2,947,430	114,095
XL Group plc Class A	2,689,425	98,971
Huntington Bancshares Inc.	8,534,949	94,311
Unum Group	2,649,201	89,358
* E*TRADE Financial Corp.	3,043,260	86,900
Navient Corp.	4,230,126	85,998
Comerica Inc.	1,879,367	84,816
Cincinnati Financial Corp.	1,556,881	82,951
Plum Creek Timber Co. Inc.	1,855,402	80,617
Leucadia National Corp.	3,322,916	74,068
Torchmark Corp.	1,339,506	73,566
Iron Mountain Inc.	1,970,381	71,879
NASDAQ OMX Group Inc.	1,246,037	63,473
Apartment Investment & Management Co.	1,556,873	61,278
Zions Bancorporation	2,139,612	57,769
Legg Mason Inc.	1,045,310	57,701
Hudson City Bancorp Inc.	5,074,958	53,186
People's United Financial Inc.	3,249,779	49,397
Assurant Inc.	726,163	44,594
* Genworth Financial Inc. Class A	5,237,717	38,288
		31,266,609
Health Care (14.9%)
Johnson & Johnson	29,305,558	2,948,139
Pfizer Inc.	64,596,415	2,247,309
Merck & Co. Inc.	29,913,827	1,719,447
* Gilead Sciences Inc.	15,697,963	1,540,441
Amgen Inc.	7,998,223	1,278,516
* Actavis plc	4,115,602	1,224,885
UnitedHealth Group Inc.	10,051,808	1,189,028
Medtronic plc	15,019,950	1,171,406
Bristol-Myers Squibb Co.	17,518,429	1,129,939
* Biogen Inc.	2,472,790	1,044,111
AbbVie Inc.	16,799,376	983,435
* Celgene Corp.	8,438,112	972,746
Eli Lilly & Co.	10,305,626	748,704
Abbott Laboratories	15,904,501	736,856
* Express Scripts Holding Co.	7,661,506	664,789
Thermo Fisher Scientific Inc.	4,182,117	561,826
McKesson Corp.	2,454,189	555,138

Anthem Inc.	2,811,997	434,200
Aetna Inc.	3,706,968	394,903
Baxter International Inc.	5,718,934	391,747
* Alexion Pharmaceuticals Inc.	2,130,719	369,254
Cigna Corp.	2,724,130	352,611
* Regeneron Pharmaceuticals Inc.	777,595	351,069
Becton Dickinson and Co.	2,200,645	315,991
Cardinal Health Inc.	3,479,744	314,116
* Vertex Pharmaceuticals Inc.	2,551,725	301,027
Stryker Corp.	3,153,847	290,942
Humana Inc.	1,576,969	280,732
AmerisourceBergen Corp. Class A	2,199,066	249,968
* Boston Scientific Corp.	14,024,212	248,930
Perrigo Co. plc	1,484,116	245,695
Zoetis Inc.	5,278,576	244,345
* Cerner Corp.	3,213,865	235,448
* HCA Holdings Inc.	3,103,193	233,453
* Mylan NV	3,930,480	233,274
Zimmer Holdings Inc.	1,790,971	210,475
* Intuitive Surgical Inc.	385,795	194,838
St. Jude Medical Inc.	2,964,935	193,907
* Endo International plc	1,871,147	167,842
* Edwards Lifesciences Corp.	1,136,735	161,939
* Hospira Inc.	1,806,855	158,714
* Mallinckrodt plc	1,227,923	155,516
* DaVita HealthCare Partners Inc.	1,819,857	147,918
Agilent Technologies Inc.	3,539,820	147,080
* Laboratory Corp. of America Holdings	1,056,806	133,253
CR Bard Inc.	782,467	130,946
* Henry Schein Inc.	882,969	123,280
Quest Diagnostics Inc.	1,520,577	116,856
Universal Health Services Inc. Class B	959,128	112,899
* Waters Corp.	874,819	108,757
* Varian Medical Systems Inc.	1,054,415	99,210
DENTSPLY International Inc.	1,479,145	75,274
PerkinElmer Inc.	1,191,671	60,942
* Tenet Healthcare Corp.	1,038,551	51,419
Patterson Cos. Inc.	903,552	44,084
		28,799,569
Industrials (10.3%)
General Electric Co.	106,081,070	2,631,871
3M Co.	6,690,224	1,103,552
Boeing Co.	6,904,502	1,036,228
United Technologies Corp.	8,709,742	1,020,782
Union Pacific Corp.	9,288,640	1,006,053
Honeywell International Inc.	8,249,176	860,471
United Parcel Service Inc. Class B	7,324,761	710,062
Lockheed Martin Corp.	2,827,307	573,830
Danaher Corp.	6,471,888	549,463
Caterpillar Inc.	6,389,038	511,315
FedEx Corp.	2,777,158	459,481
General Dynamics Corp.	3,321,475	450,824
Emerson Electric Co.	7,222,183	408,920
American Airlines Group Inc.	7,560,150	399,025
Delta Air Lines Inc.	8,688,011	390,613
Illinois Tool Works Inc.	3,679,510	357,428
Raytheon Co.	3,239,292	353,893

CSX Corp.	10,440,833	345,800
Eaton Corp. plc	5,002,414	339,864
Northrop Grumman Corp.	2,091,309	336,617
Norfolk Southern Corp.	3,240,201	333,481
Southwest Airlines Co.	7,125,163	315,645
Precision Castparts Corp.	1,494,272	313,797
Deere & Co.	3,578,386	313,789
Cummins Inc.	1,775,331	246,132
Waste Management Inc.	4,500,681	244,072
PACCAR Inc.	3,736,849	235,945
Tyco International plc	4,427,597	190,652
Ingersoll-Rand plc	2,775,622	188,964
Roper Industries Inc.	1,057,459	181,883
Parker-Hannifin Corp.	1,501,657	178,367
Rockwell Automation Inc.	1,428,369	165,676
Stanley Black & Decker Inc.	1,659,201	158,221
WW Grainger Inc.	632,706	149,198
Nielsen NV	3,326,559	148,265
Rockwell Collins Inc.	1,400,745	135,242
AMETEK Inc.	2,539,967	133,450
Textron Inc.	2,916,808	129,302
* Stericycle Inc.	895,026	125,688
Pentair plc	1,922,255	120,891
Kansas City Southern	1,163,382	118,758
Dover Corp.	1,717,906	118,742
Fastenal Co.	2,864,290	118,682
Equifax Inc.	1,258,936	117,081
CH Robinson Worldwide Inc.	1,541,790	112,890
Pall Corp.	1,123,646	112,803
L-3 Communications Holdings Inc.	869,598	109,387
Republic Services Inc. Class A	2,641,151	107,125
Masco Corp.	3,683,039	98,337
Expeditors International of Washington Inc.	2,020,412	97,343
* United Rentals Inc.	1,017,027	92,712
Snap-on Inc.	612,503	90,075
Fluor Corp.	1,557,312	89,016
Robert Half International Inc.	1,423,995	86,180
Cintas Corp.	1,026,129	83,763
Flowserve Corp.	1,419,627	80,195
ADT Corp.	1,803,728	74,891
Xylem Inc.	1,922,067	67,311
* Quanta Services Inc.	2,229,427	63,605
Allegion plc	1,012,230	61,918
* Jacobs Engineering Group Inc.	1,352,764	61,091
Ryder System Inc.	558,737	53,019
Pitney Bowes Inc.	2,125,845	49,575
Dun & Bradstreet Corp.	379,260	48,682
Joy Global Inc.	1,026,829	40,231
		20,008,164
Information Technology (19.6%)
Apple Inc.	61,390,836	7,638,862
Microsoft Corp.	86,465,296	3,515,247
* Facebook Inc. Class A	22,125,571	1,819,054
* Google Inc. Class A	3,009,771	1,669,520
* Google Inc. Class C	3,016,044	1,652,792
Intel Corp.	49,916,221	1,560,880
International Business Machines Corp.	9,688,539	1,555,011

Cisco Systems Inc.	53,802,728	1,480,920
Oracle Corp.	33,787,326	1,457,923
Visa Inc. Class A	20,446,416	1,337,400
QUALCOMM Inc.	17,386,052	1,205,549
MasterCard Inc. Class A	10,288,876	888,856
* eBay Inc.	11,605,978	669,433
Texas Instruments Inc.	11,036,828	631,141
Accenture plc Class A	6,620,455	620,270
Hewlett-Packard Co.	19,157,021	596,933
EMC Corp.	20,954,502	535,597
Automatic Data Processing Inc.	5,008,171	428,900
* salesforce.com inc	6,377,446	426,077
* Yahoo! Inc.	9,176,173	407,743
* Cognizant Technology Solutions Corp. Class A	6,425,515	400,888
* Adobe Systems Inc.	5,015,898	370,876
Avago Technologies Ltd. Class A	2,704,487	343,416
* Micron Technology Inc.	11,355,238	308,068
TE Connectivity Ltd.	4,281,775	306,661
Corning Inc.	13,400,307	303,919
Applied Materials Inc.	12,950,902	292,172
Intuit Inc.	2,916,821	282,815
Broadcom Corp. Class A	5,745,505	248,752
Western Digital Corp.	2,289,133	208,334
Analog Devices Inc.	3,284,817	206,944
Fidelity National Information Services Inc.	3,004,859	204,511
* Fiserv Inc.	2,516,013	199,771
Skyworks Solutions Inc.	2,011,430	197,703
* Alliance Data Systems Corp.	662,006	196,119
* Electronic Arts Inc.	3,277,403	192,760
Amphenol Corp. Class A	3,269,742	192,686
Seagate Technology plc	3,459,645	180,005
Paychex Inc.	3,445,127	170,930
Symantec Corp.	7,192,863	168,061
* Red Hat Inc.	1,932,534	146,389
SanDisk Corp.	2,245,411	142,853
Xerox Corp.	11,019,628	141,602
* Autodesk Inc.	2,389,678	140,131
Equinix Inc.	595,007	138,547
Altera Corp.	3,170,288	136,037
Motorola Solutions Inc.	2,009,018	133,941
* Akamai Technologies Inc.	1,884,267	133,868
Linear Technology Corp.	2,520,200	117,945
Lam Research Corp.	1,678,633	117,899
Xilinx Inc.	2,754,555	116,518
NetApp Inc.	3,284,813	116,479
Western Union Co.	5,494,156	114,333
NVIDIA Corp.	5,440,433	113,841
CA Inc.	3,359,172	109,543
* Citrix Systems Inc.	1,683,986	107,556
Microchip Technology Inc.	2,122,537	103,792
KLA-Tencor Corp.	1,713,960	99,907
Computer Sciences Corp.	1,486,194	97,019
* F5 Networks Inc.	760,183	87,375
Harris Corp.	1,097,248	86,419
Juniper Networks Inc.	3,816,599	86,179
* VeriSign Inc.	1,109,070	74,274
* Teradata Corp.	1,530,312	67,548

Total System Services Inc.	1,736,378	66,243
* First Solar Inc.	793,139	47,422
FLIR Systems Inc.	1,474,064	46,109
		37,963,268
Materials (3.2%)
EI du Pont de Nemours & Co.	9,543,043	682,041
Monsanto Co.	5,093,853	573,262
Dow Chemical Co.	11,469,990	550,330
Praxair Inc.	3,043,938	367,525
LyondellBasell Industries NV Class A	4,174,208	366,495
Ecolab Inc.	2,838,841	324,707
PPG Industries Inc.	1,434,007	323,426
Air Products & Chemicals Inc.	2,032,715	307,509
International Paper Co.	4,456,992	247,318
Sherwin-Williams Co.	850,212	241,885
Freeport-McMoRan Inc.	10,960,792	207,707
Sigma-Aldrich Corp.	1,258,394	173,973
Alcoa Inc.	12,883,603	166,456
Nucor Corp.	3,363,116	159,849
Mosaic Co.	3,277,945	150,982
CF Industries Holdings Inc.	505,002	143,259
Vulcan Materials Co.	1,391,942	117,341
Newmont Mining Corp.	5,256,003	114,108
Eastman Chemical Co.	1,566,274	108,480
Ball Corp.	1,447,149	102,227
Sealed Air Corp.	2,214,257	100,882
International Flavors & Fragrances Inc.	850,779	99,881
Martin Marietta Materials Inc.	651,443	91,072
MeadWestvaco Corp.	1,764,319	87,987
FMC Corp.	1,404,827	80,426
Airgas Inc.	712,825	75,638
Avery Dennison Corp.	954,185	50,486
* Owens-Illinois Inc.	1,731,763	40,385
Allegheny Technologies Inc.	1,145,577	34,379
		6,090,016
Telecommunication Services (2.3%)
Verizon Communications Inc.	43,796,855	2,129,841
AT&T Inc.	54,702,995	1,786,053
CenturyLink Inc.	5,971,093	206,301
* Level 3 Communications Inc.	3,023,081	162,763
Frontier Communications Corp.	10,564,157	74,477
^ Windstream Holdings Inc.	6,354,237	47,021
		4,406,456
Utilities (3.0%)
Duke Energy Corp.	7,457,605	572,595
NextEra Energy Inc.	4,674,034	486,333
Dominion Resources Inc.	6,199,067	439,328
Southern Co.	9,590,253	424,656
Exelon Corp.	9,062,909	304,604
American Electric Power Co. Inc.	5,160,785	290,294
PG&E Corp.	5,021,443	266,488
Sempra Energy	2,440,560	266,070
PPL Corp.	7,030,246	236,638
Public Service Enterprise Group Inc.	5,335,477	223,663
Edison International	3,434,317	214,542
Consolidated Edison Inc.	3,087,310	188,326

Xcel Energy Inc.			5,333,453	185,657
Eversource Energy			3,339,331	168,703
FirstEnergy Corp.			4,439,692	155,656
DTE Energy Co.			1,868,248	150,749
Entergy Corp.			1,902,549	147,429
NiSource Inc.			3,333,219	147,195
Wisconsin Energy Corp.			2,376,067	117,615
Ameren Corp.			2,556,566	107,887
CMS Energy Corp.			2,902,397	101,323
CenterPoint Energy Inc.			4,528,697	92,431
NRG Energy Inc.			3,558,206	89,631
AES Corp.			6,811,242	87,524
SCANA Corp.			1,506,650	82,851
Pinnacle West Capital Corp.			1,165,363	74,292
Pepco Holdings Inc.			2,664,284	71,483
AGL Resources Inc.			1,261,580	62,637
Integrys Energy Group Inc.			838,538	60,392
TECO Energy Inc.			2,483,415	48,178
				5,865,170
Total Common Stocks (Cost $121,562,102)				192,911,030
	Coupon
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.5%)
[2,3] Vanguard Market Liquidity Fund	0.128%		965,680,587	965,681

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes	0.100%	4/24/15	25,500	25,499
[4,5] Federal Home Loan Bank Discount Notes	0.077%	5/20/15	4,200	4,199
[4,5] Federal Home Loan Bank Discount Notes	0.067%	6/3/15	5,000	4,999
[5,6] Freddie Mac Discount Notes	0.131%	6/8/15	1,700	1,700
[5,6] Freddie Mac Discount Notes	0.118%	7/31/15	20,000	19,990
				56,387
Total Temporary Cash Investments (Cost $1,022,070)				1,022,068
Total Investments (100.1%) (Cost $122,584,172)				193,933,098
Other Assets and Liabilities-Net (-0.1%)[3]				(121,827)
Net Assets (100%)				193,811,271

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $58,603,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $60,952,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $43,588,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

Institutional Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	192,911,030	—	—
Temporary Cash Investments	965,681	56,387	—
Futures Contracts—Assets[1]	969	—	—
Futures Contracts—Liabilities[1]	(8,014)	—	—
Total	193,869,666	56,387	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Institutional Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short) (Depreciation)
S&P 500 Index	June 2015	1,574	810,925	2,434
E-mini S&P 500 Index	June 2015	200	20,608	65
				2,499

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2015, the cost of investment securities for tax purposes was $122,584,172,000. Net unrealized appreciation of investment securities for tax purposes was $71,348,926,000, consisting of unrealized gains of $75,120,828,000 on securities that had risen in value since their purchase and $3,771,902,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Institutional Total Stock Market Index Fund

Schedule of Investments
As of March 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Basic Materials (2.7%)
EI du Pont de Nemours & Co.	1,713,211	122,443
Dow Chemical Co.	2,190,487	105,100
Praxair Inc.	546,961	66,040
LyondellBasell Industries NV Class A	722,297	63,418
Ecolab Inc.	511,086	58,458
PPG Industries Inc.	257,661	58,113
Air Products & Chemicals Inc.	364,957	55,211
International Paper Co.	800,086	44,397
Freeport-McMoRan Inc.	1,966,130	37,258
Sigma-Aldrich Corp.	226,019	31,247
Alcoa Inc.	2,313,263	29,887
Mosaic Co.	626,961	28,878
Nucor Corp.	603,841	28,701
CF Industries Holdings Inc.	90,725	25,737
Newmont Mining Corp.	944,524	20,506
International Flavors & Fragrances Inc.	153,313	17,999
Eastman Chemical Co.	252,995	17,522
Ashland Inc.	131,183	16,701
Celanese Corp. Class A	289,498	16,171
FMC Corp.	252,339	14,446
Airgas Inc.	128,071	13,590
* WR Grace & Co.	131,761	13,027
CONSOL Energy Inc.	435,991	12,160
RPM International Inc.	253,310	12,156
Albemarle Corp.	213,001	11,255
NewMarket Corp.	20,042	9,576
Avery Dennison Corp.	172,657	9,135
Huntsman Corp.	394,831	8,753
Steel Dynamics Inc.	432,816	8,700
Reliance Steel & Aluminum Co.	140,483	8,581
Royal Gold Inc.	116,613	7,359
Cytec Industries Inc.	135,348	7,314
United States Steel Corp.	275,970	6,734
PolyOne Corp.	170,717	6,376
Sensient Technologies Corp.	90,603	6,241
Axiall Corp.	132,845	6,236
Allegheny Technologies Inc.	205,726	6,174
* Platform Specialty Products Corp.	239,281	6,140
Compass Minerals International Inc.	63,713	5,939
Domtar Corp.	122,297	5,653
Westlake Chemical Corp.	75,492	5,431
KapStone Paper and Packaging Corp.	163,812	5,380
* Polypore International Inc.	85,082	5,011
Cabot Corp.	108,823	4,897
Minerals Technologies Inc.	65,674	4,801
Olin Corp.	147,067	4,712
HB Fuller Co.	95,485	4,093
Carpenter Technology Corp.	95,009	3,694
Commercial Metals Co.	224,162	3,629

^	US Silica Holdings Inc.	101,122	3,601
*	Chemtura Corp.	131,302	3,583
*	Cambrex Corp.	82,428	3,267
	Balchem Corp.	58,636	3,247
*	Stillwater Mining Co.	239,082	3,089
*	Clearwater Paper Corp.	44,294	2,892
*	Ferro Corp.	216,174	2,713
*	Resolute Forest Products Inc.	152,072	2,623
	Innophos Holdings Inc.	45,469	2,563
^	Peabody Energy Corp.	520,531	2,561
	Calgon Carbon Corp.	119,200	2,512
	Worthington Industries Inc.	94,370	2,511
	Kaiser Aluminum Corp.	31,613	2,431
	Neenah Paper Inc.	38,487	2,407
	Tronox Ltd. Class A	109,561	2,227
	PH Glatfelter Co.	78,960	2,174
*	Axalta Coating Systems Ltd.	78,212	2,160
	Globe Specialty Metals Inc.	104,460	1,976
	Innospec Inc.	42,030	1,950
	Quaker Chemical Corp.	22,411	1,919
*	RTI International Metals Inc.	51,399	1,846
	Aceto Corp.	80,245	1,765
	SunCoke Energy Inc.	115,023	1,718
	A Schulman Inc.	34,083	1,643
*	AK Steel Holding Corp.	365,753	1,635
*	Century Aluminum Co.	117,477	1,621
	OM Group Inc.	52,945	1,590
*	Intrepid Potash Inc.	137,494	1,588
	Hecla Mining Co.	523,298	1,559
*	Kraton Performance Polymers Inc.	71,428	1,444
^	Cliffs Natural Resources Inc.	279,934	1,346
*,^ Arch Coal Inc.		1,205,575	1,205
	Deltic Timber Corp.	17,319	1,147
	Rayonier Advanced Materials Inc.	76,940	1,146
	Haynes International Inc.	24,329	1,085
*	Coeur Mining Inc.	213,171	1,004
	Stepan Co.	23,867	994
*	LSB Industries Inc.	22,453	928
	Ampco-Pittsburgh Corp.	49,240	860
*	Cloud Peak Energy Inc.	145,857	849
*,^ Alpha Natural Resources Inc.		817,188	817
	Tredegar Corp.	38,585	776
	American Vanguard Corp.	72,848	774
	Hawkins Inc.	19,723	749
*	Horsehead Holding Corp.	58,000	734
	Kronos Worldwide Inc.	56,434	714
	Chase Corp.	16,107	704
*	Veritiv Corp.	15,412	680
	Koppers Holdings Inc.	34,530	680
*	OMNOVA Solutions Inc.	78,397	669
	KMG Chemicals Inc.	18,032	482
	Zep Inc.	23,817	406
	Wausau Paper Corp.	42,028	401
*	Rentech Inc.	344,489	386
*	Senomyx Inc.	66,934	295
	Gold Resource Corp.	87,301	278
*	Westmoreland Coal Co.	10,000	268

	Olympic Steel Inc.	19,107	257
	Noranda Aluminum Holding Corp.	83,660	248
*	Codexis Inc.	54,399	248
	FutureFuel Corp.	22,544	232
*	Universal Stainless & Alloy Products Inc.	8,233	216
*,^ Molycorp Inc.		514,962	198
*,^ Paramount Gold and Silver Corp.		194,400	196
	Friedman Industries Inc.	29,963	186
*	General Moly Inc.	341,714	174
*	Handy & Harman Ltd.	2,697	111
*,^ Golden Minerals Co.		243,316	100
*,^ Verso Corp.		52,139	94
^	Walter Energy Inc.	149,510	93
*	Solitario Exploration & Royalty Corp.	56,237	42
*	Ikonics Corp.	2,424	39
*	NL Industries Inc.	4,487	35
*	Mines Management Inc.	48,299	23
	United-Guardian Inc.	950	18
*	Uni-Pixel Inc.	2,531	18
*	Northern Technologies International Corp.	800	15
*,^ Uranium Resources Inc.		8,371	11
*	Midway Gold Corp.	29,516	9
*	Metabolix Inc.	14,335	9
*	Uranerz Energy Corp.	7,505	8
*	Comstock Mining Inc.	9,200	6
*	TOR Minerals International Inc.	682	4
	Centrus Energy Corp. Class A	137	1
			1,162,763
Consumer Goods (9.8%)
	Procter & Gamble Co.	5,109,547	418,676
	Coca-Cola Co.	7,435,332	301,503
	PepsiCo Inc.	2,804,867	268,201
	Philip Morris International Inc.	2,926,941	220,486
	Altria Group Inc.	3,726,243	186,387
	NIKE Inc. Class B	1,298,759	130,304
	Colgate-Palmolive Co.	1,716,333	119,011
	Ford Motor Co.	7,351,057	118,646
	Mondelez International Inc. Class A	2,965,003	107,007
	Monsanto Co.	914,417	102,908
	General Motors Co.	2,589,956	97,123
	Kraft Foods Group Inc.	1,112,582	96,923
	Kimberly-Clark Corp.	691,560	74,073
	General Mills Inc.	1,142,408	64,660
	Johnson Controls Inc.	1,243,682	62,731
	Archer-Daniels-Midland Co.	1,200,148	56,887
	VF Corp.	653,799	49,238
	Lorillard Inc.	681,311	44,524
	Delphi Automotive plc	549,339	43,804
	Reynolds American Inc.	603,248	41,570
*	Monster Beverage Corp.	285,592	39,525
	Mead Johnson Nutrition Co.	382,302	38,433
	Estee Lauder Cos. Inc. Class A	435,523	36,218
*	Constellation Brands Inc. Class A	305,812	35,538
*	Electronic Arts Inc.	557,430	32,785
*,^ Tesla Motors Inc.		166,204	31,374
	Kellogg Co.	472,496	31,161
	Whirlpool Corp.	147,949	29,895

ConAgra Foods Inc.	806,202	29,451
Dr Pepper Snapple Group Inc.	365,350	28,673
Stanley Black & Decker Inc.	298,069	28,424
Hershey Co.	272,896	27,538
Clorox Co.	248,323	27,412
* Under Armour Inc. Class A	335,659	27,104
BorgWarner Inc.	428,708	25,928
Genuine Parts Co.	274,672	25,597
Hanesbrands Inc.	758,732	25,425
Harley-Davidson Inc.	402,353	24,439
Keurig Green Mountain Inc.	214,269	23,940
* Michael Kors Holdings Ltd.	360,996	23,735
* TRW Automotive Holdings Corp.	217,648	22,820
Tyson Foods Inc. Class A	576,417	22,077
* Mohawk Industries Inc.	117,361	21,800
Activision Blizzard Inc.	952,892	21,654
Coach Inc.	522,237	21,636
Bunge Ltd.	261,083	21,503
JM Smucker Co.	183,083	21,188
Church & Dwight Co. Inc.	247,261	21,121
Molson Coors Brewing Co. Class B	277,530	20,662
Newell Rubbermaid Inc.	513,112	20,047
* Jarden Corp.	346,047	18,306
Coca-Cola Enterprises Inc.	408,494	18,055
Campbell Soup Co.	385,502	17,945
DR Horton Inc.	622,406	17,726
Brown-Forman Corp. Class B	193,865	17,516
Harman International Industries Inc.	129,961	17,367
PVH Corp.	156,161	16,641
Lear Corp.	148,823	16,493
Energizer Holdings Inc.	117,714	16,250
Snap-on Inc.	110,083	16,189
McCormick & Co. Inc.	209,241	16,135
Polaris Industries Inc.	113,032	15,949
Lennar Corp. Class A	305,737	15,840
Ralph Lauren Corp. Class A	116,349	15,300
* WhiteWave Foods Co. Class A	330,065	14,635
Mattel Inc.	640,247	14,630
Hormel Foods Corp.	249,587	14,189
Goodyear Tire & Rubber Co.	516,085	13,976
PulteGroup Inc.	627,642	13,952
* WABCO Holdings Inc.	110,772	13,612
Hasbro Inc.	212,454	13,436
Leucadia National Corp.	592,945	13,217
* LKQ Corp.	516,396	13,199
* lululemon athletica Inc.	187,723	12,018
* Toll Brothers Inc.	300,656	11,828
* Hain Celestial Group Inc.	183,050	11,724
Leggett & Platt Inc.	248,970	11,475
* Middleby Corp.	108,448	11,132
Ingredion Inc.	135,422	10,539
* NVR Inc.	7,324	9,731
Gentex Corp.	531,466	9,726
Brunswick Corp.	175,767	9,043
Carter's Inc.	94,979	8,783
Pinnacle Foods Inc.	209,411	8,546
* Visteon Corp.	84,246	8,121

* Kate Spade & Co.	240,598	8,034
Flowers Foods Inc.	337,170	7,667
Dana Holding Corp.	318,141	6,732
* Fossil Group Inc.	81,229	6,697
* Tempur Sealy International Inc.	115,468	6,667
Avon Products Inc.	823,952	6,583
* TreeHouse Foods Inc.	77,043	6,550
* Tenneco Inc.	111,718	6,415
Wolverine World Wide Inc.	182,722	6,112
Nu Skin Enterprises Inc. Class A	101,139	6,090
Scotts Miracle-Gro Co. Class A	86,425	5,805
Thor Industries Inc.	91,186	5,764
Tupperware Brands Corp.	82,801	5,715
* Skechers U.S.A. Inc. Class A	78,546	5,648
Pool Corp.	78,616	5,484
* Herbalife Ltd.	122,383	5,233
* Vista Outdoor Inc.	121,078	5,185
* Boston Beer Co. Inc. Class A	17,538	4,690
* Post Holdings Inc.	99,341	4,653
HNI Corp.	84,277	4,650
* Deckers Outdoor Corp.	62,329	4,542
Cooper Tire & Rubber Co.	104,015	4,456
* Darling Ingredients Inc.	312,425	4,377
Ryland Group Inc.	88,435	4,310
* TRI Pointe Homes Inc.	275,678	4,254
* Helen of Troy Ltd.	51,335	4,183
* Steven Madden Ltd.	108,758	4,133
* G-III Apparel Group Ltd.	36,159	4,073
* Zynga Inc. Class A	1,401,470	3,994
* Take-Two Interactive Software Inc.	152,161	3,873
Spectrum Brands Holdings Inc.	40,441	3,622
Lancaster Colony Corp.	37,553	3,574
* Meritage Homes Corp.	71,998	3,502
Snyder's-Lance Inc.	106,445	3,402
Vector Group Ltd.	152,386	3,348
* American Axle & Manufacturing Holdings Inc.	129,429	3,343
* Select Comfort Corp.	95,262	3,284
* Gentherm Inc.	64,981	3,282
Columbia Sportswear Co.	52,988	3,227
Drew Industries Inc.	51,695	3,181
^ Sanderson Farms Inc.	39,293	3,130
Herman Miller Inc.	106,278	2,950
* Iconix Brand Group Inc.	87,550	2,948
La-Z-Boy Inc.	104,864	2,948
B&G Foods Inc.	100,047	2,944
KB Home	186,585	2,914
* Dorman Products Inc.	58,166	2,894
Interface Inc. Class A	138,984	2,888
Dean Foods Co.	166,974	2,760
Cal-Maine Foods Inc.	69,220	2,704
* GoPro Inc. Class A	61,796	2,683
J&J Snack Foods Corp.	25,083	2,676
Fresh Del Monte Produce Inc.	68,192	2,653
Steelcase Inc. Class A	138,454	2,622
Schweitzer-Mauduit International Inc.	56,778	2,619
Coty Inc. Class A	106,400	2,582
* Standard Pacific Corp.	280,298	2,523

*	ACCO Brands Corp.	300,411	2,496
	Andersons Inc.	59,970	2,481
*	TiVo Inc.	218,865	2,322
*,^ iRobot Corp.		70,352	2,296
	MDC Holdings Inc.	77,150	2,199
^	Pilgrim's Pride Corp.	97,131	2,194
	Knoll Inc.	93,603	2,193
	Universal Corp.	46,006	2,170
	Briggs & Stratton Corp.	103,543	2,127
*	Unifi Inc.	55,511	2,003
	WD-40 Co.	22,591	2,000
*	Crocs Inc.	164,821	1,947
	Standard Motor Products Inc.	45,859	1,938
	Ethan Allen Interiors Inc.	69,266	1,915
*	Beazer Homes USA Inc.	99,539	1,764
	Oxford Industries Inc.	23,205	1,751
*	Cavco Industries Inc.	22,901	1,719
	Nutrisystem Inc.	85,097	1,700
*	Tumi Holdings Inc.	68,675	1,680
	Movado Group Inc.	58,545	1,670
*	Seaboard Corp.	404	1,669
	Inter Parfums Inc.	50,740	1,655
	Coca-Cola Bottling Co. Consolidated	13,723	1,552
	Bassett Furniture Industries Inc.	53,936	1,538
*	Diamond Foods Inc.	44,706	1,456
	Callaway Golf Co.	150,875	1,438
*	DTS Inc.	41,827	1,425
*	USANA Health Sciences Inc.	12,767	1,419
*	Motorcar Parts of America Inc.	49,446	1,374
	Arctic Cat Inc.	37,179	1,350
*	Nautilus Inc.	87,152	1,331
*	Modine Manufacturing Co.	98,407	1,326
*	Blount International Inc.	100,139	1,290
*	Medifast Inc.	42,923	1,286
	John B Sanfilippo & Son Inc.	29,175	1,257
	Calavo Growers Inc.	24,089	1,239
*	Jamba Inc.	83,790	1,233
	Tootsie Roll Industries Inc.	33,802	1,147
*	Federal-Mogul Holdings Corp.	85,433	1,137
*	Central Garden and Pet Co. Class A	107,054	1,137
*	Glu Mobile Inc.	213,571	1,070
	Winnebago Industries Inc.	49,897	1,061
*	Cooper-Standard Holding Inc.	17,393	1,030
	Lennar Corp. Class B	24,672	1,014
*	Universal Electronics Inc.	17,849	1,007
	Alico Inc.	18,161	931
*	Farmer Bros Co.	36,337	899
*	Perry Ellis International Inc.	38,625	895
*	Boulder Brands Inc.	92,342	880
*	Revlon Inc. Class A	21,204	874
*	M/I Homes Inc.	35,860	855
*	Eastman Kodak Co.	43,352	823
	Libbey Inc.	20,212	807
*	RealD Inc.	60,308	771
*	Taylor Morrison Home Corp. Class A	36,870	769
	Superior Industries International Inc.	39,758	753
*,^ Elizabeth Arden Inc.		47,307	738

	Cherokee Inc.	37,406	729
*	Fuel Systems Solutions Inc.	60,361	666
	Remy International Inc.	29,659	659
	Flexsteel Industries Inc.	20,912	654
*	Central Garden and Pet Co.	58,888	581
	Titan International Inc.	61,015	571
*	Hovnanian Enterprises Inc. Class A	158,628	565
	Culp Inc.	20,918	560
*	Vera Bradley Inc.	31,993	519
	Phibro Animal Health Corp. Class A	14,600	517
*	Omega Protein Corp.	35,618	488
*	Blyth Inc.	61,814	469
*	Dixie Group Inc.	49,812	451
*	Lifeway Foods Inc.	20,817	445
*	Tower International Inc.	16,150	430
	Strattec Security Corp.	5,741	424
*	Stoneridge Inc.	37,471	423
*	National Beverage Corp.	16,899	412
*	Shiloh Industries Inc.	28,486	400
*,^ JAKKS Pacific Inc.		57,538	394
	Marine Products Corp.	43,390	372
	Weyco Group Inc.	12,387	370
*	Core Molding Technologies Inc.	21,460	368
	Hooker Furniture Corp.	19,289	367
*	Quiksilver Inc.	192,550	356
*,^ American Apparel Inc.		495,333	347
	National Presto Industries Inc.	4,899	311
*	ZAGG Inc.	33,148	287
*	Alliance One International Inc.	242,577	267
*	Black Diamond Inc.	27,241	257
	Escalade Inc.	13,847	241
*	Primo Water Corp.	40,617	212
	LS Starrett Co. Class A	11,175	212
*	Inventure Foods Inc.	18,959	212
	Limoneira Co.	9,066	198
*,^ Quantum Fuel Systems Technologies Worldwide Inc.		72,360	193
*	Vince Holding Corp.	9,841	183
*	LeapFrog Enterprises Inc.	82,851	181
	Oil-Dri Corp. of America	5,275	177
	Griffin Land & Nurseries Inc.	5,467	170
*	Wayfair Inc.	5,231	168
	Johnson Outdoors Inc. Class A	5,006	166
	Female Health Co.	52,315	148
	Lifetime Brands Inc.	9,635	147
*	Craft Brew Alliance Inc.	10,411	142
*,^ Coffee Holding Co. Inc.		27,694	135
	MGP Ingredients Inc.	10,002	135
*	Nutraceutical International Corp.	6,763	133
*	Skullcandy Inc.	11,413	129
*	Mannatech Inc.	6,899	128
	Orchids Paper Products Co.	4,683	126
*	S&W Seed Co.	27,184	126
*	William Lyon Homes Class A	3,940	102
*	LoJack Corp.	32,222	92
	Rocky Brands Inc.	3,999	86
*	Malibu Boats Inc. Class A	3,100	72
*	Comstock Holding Cos. Inc. Class A	77,650	71

*,^ Clean Diesel Technologies Inc.		39,010	71
*	Natural Alternatives International Inc.	12,166	67
*,^ Ceres Inc.		192,728	64
*	Delta Apparel Inc.	5,153	63
*	Summer Infant Inc.	22,600	61
*,^ Freshpet Inc.		3,032	59
*	Seneca Foods Corp. Class A	1,806	54
	Emerson Radio Corp.	37,808	50
*	Lifevantage Corp.	61,122	48
*	Stanley Furniture Co. Inc.	15,291	48
*	CCA Industries Inc.	11,733	37
	Nature's Sunshine Products Inc.	2,785	37
*	US Auto Parts Network Inc.	16,787	36
*	WCI Communities Inc.	1,200	29
	Acme United Corp.	1,375	25
*,^ Rock Creek Pharmaceuticals Inc.		180,428	18
	Crown Crafts Inc.	2,061	16
	Compx International Inc.	1,065	12
*	Skyline Corp.	3,395	12
*	Reliv International Inc.	10,512	12
*	Willamette Valley Vineyards Inc.	1,400	8
*	Cyanotech Corp.	997	8
*	Crystal Rock Holdings Inc.	7,780	6
	Golden Enterprises Inc.	755	3
*	Joe's Jeans Inc.	398	—
			4,240,350
Consumer Services (14.0%)
	Walt Disney Co.	2,894,259	303,579
	Home Depot Inc.	2,493,489	283,285
*	Amazon.com Inc.	702,909	261,552
	Comcast Corp. Class A	4,564,797	257,774
	Wal-Mart Stores Inc.	3,049,313	250,806
	CVS Health Corp.	2,129,187	219,753
	McDonald's Corp.	1,818,603	177,205
	Walgreens Boots Alliance Inc.	1,649,870	139,711
	Lowe's Cos. Inc.	1,840,861	136,942
	Starbucks Corp.	1,347,794	127,636
	Costco Wholesale Corp.	833,464	126,266
	Time Warner Inc.	1,492,914	126,062
*	eBay Inc.	2,060,622	118,857
*	Priceline Group Inc.	98,296	114,431
	Twenty-First Century Fox Inc. Class A	3,269,599	110,643
	McKesson Corp.	440,540	99,650
	Target Corp.	1,205,293	98,918
	TJX Cos. Inc.	1,245,564	87,252
*	DIRECTV	951,348	80,960
	Time Warner Cable Inc.	531,520	79,664
	Delta Air Lines Inc.	1,559,596	70,119
	American Airlines Group Inc.	1,318,149	69,572
	Kroger Co.	883,143	67,702
	Yum! Brands Inc.	819,571	64,517
	Southwest Airlines Co.	1,279,070	56,663
	Cardinal Health Inc.	624,675	56,389
	CBS Corp. Class B	838,971	50,867
*	United Continental Holdings Inc.	727,015	48,892
	Viacom Inc. Class B	691,164	47,206
*	Netflix Inc.	108,782	45,328

AmerisourceBergen Corp. Class A	394,762	44,873
L Brands Inc.	470,787	44,391
* Dollar General Corp.	574,158	43,280
Macy's Inc.	653,355	42,409
Sysco Corp.	1,120,992	42,295
Las Vegas Sands Corp.	758,750	41,762
* AutoZone Inc.	60,374	41,185
Carnival Corp.	841,198	40,243
Ross Stores Inc.	374,854	39,495
* O'Reilly Automotive Inc.	182,411	39,445
* Chipotle Mexican Grill Inc. Class A	58,742	38,214
Omnicom Group Inc.	466,893	36,408
Whole Foods Market Inc.	680,710	35,451
* Charter Communications Inc. Class A	159,066	30,717
* Dollar Tree Inc.	369,818	30,009
Marriott International Inc. Class A	366,415	29,430
Kohl's Corp.	365,146	28,573
* DISH Network Corp. Class A	401,704	28,143
* CarMax Inc.	397,500	27,431
Starwood Hotels & Resorts Worldwide Inc.	324,912	27,130
* Bed Bath & Beyond Inc.	333,790	25,627
Nielsen NV	562,303	25,062
* Liberty Interactive Corp. Class A	804,108	23,472
Royal Caribbean Cruises Ltd.	271,894	22,255
* Hilton Worldwide Holdings Inc.	745,663	22,087
Tractor Supply Co.	257,927	21,939
Nordstrom Inc.	271,393	21,798
Best Buy Co. Inc.	564,268	21,324
Signet Jewelers Ltd.	151,787	21,067
Wyndham Worldwide Corp.	231,555	20,949
Advance Auto Parts Inc.	138,258	20,696
Staples Inc.	1,210,787	19,718
Gap Inc.	449,111	19,460
Wynn Resorts Ltd.	153,527	19,326
Tiffany & Co.	208,172	18,321
* Sirius XM Holdings Inc.	4,756,118	18,168
* Ulta Salon Cosmetics & Fragrance Inc.	115,780	17,465
* TripAdvisor Inc.	209,340	17,411
Interpublic Group of Cos. Inc.	785,802	17,382
Expedia Inc.	183,358	17,259
Foot Locker Inc.	269,841	17,000
* Hertz Global Holdings Inc.	779,833	16,907
H&R Block Inc.	520,876	16,704
Alaska Air Group Inc.	249,065	16,483
Comcast Corp.	291,952	16,368
Family Dollar Stores Inc.	205,849	16,311
* Rite Aid Corp.	1,858,294	16,149
Gannett Co. Inc.	429,404	15,922
* Discovery Communications Inc.	514,164	15,155
* Liberty Media Corp.	389,744	14,888
* News Corp. Class A	925,653	14,820
* MGM Resorts International	697,265	14,663
Darden Restaurants Inc.	211,319	14,653
Omnicare Inc.	183,811	14,164
* IHS Inc. Class A	123,737	14,076
Williams-Sonoma Inc.	157,682	12,569
FactSet Research Systems Inc.	75,010	11,942

*	Avis Budget Group Inc.	201,452	11,889
*	Norwegian Cruise Line Holdings Ltd.	216,398	11,688
*	Spirit Airlines Inc.	137,870	10,666
	Domino's Pizza Inc.	105,380	10,596
*	Sally Beauty Holdings Inc.	299,929	10,309
	Dick's Sporting Goods Inc.	179,452	10,227
*	Madison Square Garden Co. Class A	120,114	10,168
	KAR Auction Services Inc.	267,712	10,154
	Scripps Networks Interactive Inc. Class A	146,412	10,038
	Aramark	314,305	9,941
	Service Corp. International	370,557	9,653
*	JetBlue Airways Corp.	500,515	9,635
*	Office Depot Inc.	1,030,219	9,478
*	AutoNation Inc.	142,664	9,178
	Graham Holdings Co. Class B	8,734	9,167
	Cinemark Holdings Inc.	197,305	8,893
	Dunkin' Brands Group Inc.	184,742	8,786
	Dun & Bradstreet Corp.	68,168	8,750
*	Urban Outfitters Inc.	191,664	8,749
*	Discovery Communications Inc. Class A	281,777	8,667
*	AMC Networks Inc. Class A	109,032	8,356
	Tribune Media Co. Class A	136,674	8,311
*	VCA Inc.	151,444	8,302
	International Game Technology	471,435	8,208
	GNC Holdings Inc. Class A	166,996	8,194
*	Sprouts Farmers Market Inc.	230,411	8,117
*	Copart Inc.	215,369	8,091
^	GameStop Corp. Class A	211,769	8,039
*	Panera Bread Co. Class A	48,215	7,714
	Brinker International Inc.	119,479	7,355
	Cablevision Systems Corp. Class A	395,809	7,243
	Vail Resorts Inc.	68,757	7,111
	Jack in the Box Inc.	72,629	6,967
*	United Natural Foods Inc.	90,075	6,939
	Cracker Barrel Old Country Store Inc.	45,301	6,892
*	Liberty Media Corp. Class A	178,311	6,874
*	Burlington Stores Inc.	113,710	6,757
*	Live Nation Entertainment Inc.	267,149	6,740
*,^ Restoration Hardware Holdings Inc.		67,420	6,687
	Casey's General Stores Inc.	73,457	6,618
*	Buffalo Wild Wings Inc.	35,927	6,511
	Dillard's Inc. Class A	47,683	6,509
*	Groupon Inc. Class A	891,859	6,430
	Six Flags Entertainment Corp.	132,331	6,406
	CST Brands Inc.	139,977	6,135
*	Pandora Media Inc.	376,514	6,103
*	Murphy USA Inc.	82,400	5,963
	Wendy's Co.	522,544	5,696
	DSW Inc. Class A	153,014	5,643
*,^ SolarCity Corp.		109,957	5,639
*	ServiceMaster Global Holdings Inc.	165,461	5,584
*	Starz	159,858	5,501
^	Lions Gate Entertainment Corp.	159,096	5,397
	American Eagle Outfitters Inc.	313,245	5,350
*	Yelp Inc. Class A	112,553	5,329
*	Cabela's Inc.	94,412	5,285
	John Wiley & Sons Inc. Class A	84,441	5,163

	Bloomin' Brands Inc.	210,782	5,128
	Allegiant Travel Co. Class A	26,508	5,097
	Big Lots Inc.	105,327	5,059
	Sotheby's	117,667	4,973
*	GrubHub Inc.	108,349	4,918
	Chico's FAS Inc.	275,551	4,874
*	HomeAway Inc.	161,517	4,873
*	Houghton Mifflin Harcourt Co.	202,456	4,754
*	Life Time Fitness Inc.	66,791	4,739
	Rollins Inc.	186,655	4,616
*	SUPERVALU Inc.	396,217	4,608
	Men's Wearhouse Inc.	86,640	4,523
*,^ JC Penney Co. Inc.		521,022	4,382
	Texas Roadhouse Inc. Class A	118,505	4,317
*	Hyatt Hotels Corp. Class A	71,895	4,258
	Choice Hotels International Inc.	66,303	4,248
	Lithia Motors Inc. Class A	42,605	4,235
	Time Inc.	187,071	4,198
	Cheesecake Factory Inc.	84,351	4,161
	Sinclair Broadcast Group Inc. Class A	132,106	4,149
*	La Quinta Holdings Inc.	173,257	4,103
	HSN Inc.	59,680	4,072
	Extended Stay America Inc.	207,105	4,045
	Penske Automotive Group Inc.	77,165	3,973
	Meredith Corp.	70,567	3,936
*	Asbury Automotive Group Inc.	46,929	3,900
*	Pinnacle Entertainment Inc.	107,859	3,893
	Aaron's Inc.	136,292	3,858
*	Bright Horizons Family Solutions Inc.	75,187	3,855
*	Grand Canyon Education Inc.	88,842	3,847
	Marriott Vacations Worldwide Corp.	46,474	3,767
	Churchill Downs Inc.	32,622	3,751
	Monro Muffler Brake Inc.	56,936	3,704
	AMERCO	11,134	3,679
	Chemed Corp.	30,753	3,672
*,^ DreamWorks Animation SKG Inc. Class A		151,707	3,671
	Sabre Corp.	151,064	3,671
	Papa John's International Inc.	58,797	3,634
	Group 1 Automotive Inc.	41,418	3,576
*	WebMD Health Corp.	81,541	3,574
*	Ascena Retail Group Inc.	246,302	3,574
	Dolby Laboratories Inc. Class A	92,682	3,537
	Hillenbrand Inc.	113,475	3,503
	DineEquity Inc.	32,585	3,487
	New York Times Co. Class A	252,955	3,481
	Regal Entertainment Group Class A	150,505	3,438
	DeVry Education Group Inc.	102,988	3,436
*	Popeyes Louisiana Kitchen Inc.	56,728	3,393
*	ANN Inc.	82,228	3,374
*	Fresh Market Inc.	82,741	3,363
	Brown Shoe Co. Inc.	101,304	3,323
*	Apollo Education Group Inc.	174,382	3,299
*	Five Below Inc.	92,588	3,293
*	Shutterfly Inc.	72,547	3,282
	PriceSmart Inc.	38,405	3,264
*	Constant Contact Inc.	83,538	3,192
*	Michaels Cos. Inc.	116,089	3,141

*	Genesco Inc.	42,917	3,057
	Nexstar Broadcasting Group Inc. Class A	53,404	3,056
*	Beacon Roofing Supply Inc.	95,848	3,000
	Scholastic Corp.	72,939	2,986
	Abercrombie & Fitch Co.	134,288	2,960
	Morningstar Inc.	37,987	2,846
*	comScore Inc.	55,457	2,839
	Buckle Inc.	52,631	2,689
*,^ Sears Holdings Corp.		64,863	2,684
*	Denny's Corp.	233,786	2,665
	Matthews International Corp. Class A	51,054	2,630
	Bob Evans Farms Inc.	56,597	2,618
*	Acxiom Corp.	140,322	2,595
	Rent-A-Center Inc.	94,351	2,589
*	Hawaiian Holdings Inc.	116,297	2,561
*	Belmond Ltd. Class A	206,811	2,540
	Children's Place Inc.	39,235	2,518
*	Krispy Kreme Doughnuts Inc.	125,584	2,510
	SeaWorld Entertainment Inc.	126,026	2,430
	Twenty-First Century Fox Inc.	73,455	2,415
*	Express Inc.	145,319	2,402
*	BJ's Restaurants Inc.	47,402	2,391
	Pier 1 Imports Inc.	171,000	2,391
*	Gray Television Inc.	170,352	2,354
	AMC Entertainment Holdings Inc.	65,900	2,339
*	Carmike Cinemas Inc.	69,535	2,336
*	Hibbett Sports Inc.	47,286	2,320
	Cato Corp. Class A	58,426	2,314
*	Boyd Gaming Corp.	161,822	2,298
	SpartanNash Co.	72,777	2,297
	Core-Mark Holding Co. Inc.	35,314	2,271
	Sonic Corp.	71,555	2,268
*	Vitamin Shoppe Inc.	51,089	2,104
	Capella Education Co.	32,313	2,096
	Finish Line Inc. Class A	85,415	2,094
	Guess? Inc.	108,431	2,016
*	Biglari Holdings Inc.	4,856	2,011
*	Barnes & Noble Inc.	84,323	2,003
*	Red Robin Gourmet Burgers Inc.	22,923	1,994
*	Fiesta Restaurant Group Inc.	32,280	1,969
*	Media General Inc.	119,314	1,967
*	Orbitz Worldwide Inc.	166,759	1,944
	Interval Leisure Group Inc.	73,647	1,930
	Ingles Markets Inc. Class A	38,595	1,910
*	Francesca's Holdings Corp.	99,626	1,773
*	Caesars Acquisition Co. Class A	251,308	1,709
*	Penn National Gaming Inc.	107,462	1,683
*	Rush Enterprises Inc. Class A	59,211	1,620
	Clear Channel Outdoor Holdings Inc. Class A	156,136	1,580
	International Speedway Corp. Class A	48,335	1,576
	Carriage Services Inc. Class A	65,616	1,566
	National CineMedia Inc.	103,533	1,563
*	Regis Corp.	95,013	1,554
	MDC Partners Inc. Class A	54,252	1,538
*	Diamond Resorts International Inc.	45,988	1,537
^	PetMed Express Inc.	90,875	1,501
*,^ Lumber Liquidators Holdings Inc.		47,938	1,476

*	American Public Education Inc.	48,328	1,449
*,^ Conn's Inc.		47,531	1,439
*	Mattress Firm Holding Corp.	20,651	1,438
*	America's Car-Mart Inc.	25,168	1,365
*	Blue Nile Inc.	42,108	1,341
*	1-800-Flowers.com Inc. Class A	112,858	1,335
	SkyWest Inc.	90,867	1,328
*	Strayer Education Inc.	24,384	1,302
*	Angie's List Inc.	220,809	1,296
*	Build-A-Bear Workshop Inc.	64,103	1,260
*	EW Scripps Co. Class A	43,906	1,249
*	XO Group Inc.	69,131	1,222
*	Stamps.com Inc.	17,756	1,195
	New Media Investment Group Inc.	49,475	1,184
*	Ascent Capital Group Inc. Class A	29,607	1,179
*	Autobytel Inc.	78,728	1,163
*,^ Scientific Games Corp. Class A		110,312	1,155
*	Republic Airways Holdings Inc.	80,276	1,104
*,^ Clean Energy Fuels Corp.		206,024	1,099
*	Lands' End Inc.	30,630	1,099
*	Tuesday Morning Corp.	67,771	1,091
*	Overstock.com Inc.	43,969	1,065
	Sonic Automotive Inc. Class A	41,616	1,036
*	Isle of Capri Casinos Inc.	73,409	1,031
*	FTD Cos. Inc.	33,781	1,011
	Fred's Inc. Class A	59,047	1,009
*	Pep Boys-Manny Moe & Jack	104,586	1,006
	Weis Markets Inc.	20,019	996
	Haverty Furniture Cos. Inc.	39,871	992
*	MarineMax Inc.	37,356	990
*	Bankrate Inc.	85,885	974
*	Citi Trends Inc.	35,892	969
*	Zumiez Inc.	23,621	951
*	Journal Communications Inc. Class A	62,318	924
*	Cumulus Media Inc. Class A	358,254	885
	CSS Industries Inc.	29,060	876
*,^ TrueCar Inc.		48,300	862
*	Entercom Communications Corp. Class A	69,838	849
	Stage Stores Inc.	36,773	843
*,^ Coupons.com Inc.		71,098	835
*	Career Education Corp.	162,477	817
*	Kirkland's Inc.	33,879	805
	AH Belo Corp. Class A	96,630	795
*	Diplomat Pharmacy Inc.	22,910	792
*	Chuy's Holdings Inc.	33,488	754
	Harte-Hanks Inc.	95,721	747
*	Famous Dave's of America Inc.	25,956	740
*	Ruby Tuesday Inc.	122,912	739
*	Steiner Leisure Ltd.	15,418	731
*	Christopher & Banks Corp.	131,321	730
	Big 5 Sporting Goods Corp.	54,827	728
	Courier Corp.	29,077	712
*,^ Caesars Entertainment Corp.		66,883	704
	Marcus Corp.	32,726	697
*	Liquidity Services Inc.	70,010	692
*,^ zulily Inc. Class A		52,225	678
*	RetailMeNot Inc.	36,600	659

*	Sizmek Inc.	88,164	640
	Entravision Communications Corp. Class A	100,757	638
	Ruth's Hospitality Group Inc.	40,099	637
*	Chefs' Warehouse Inc.	27,680	621
*	Fairway Group Holdings Corp.	91,415	619
*	K12 Inc.	38,674	608
*	Natural Grocers by Vitamin Cottage Inc.	21,003	580
	Shoe Carnival Inc.	18,658	549
*	Rave Restaurant Group Inc.	39,164	547
*	Cosi Inc.	205,033	545
*	Bravo Brio Restaurant Group Inc.	36,892	542
*	Aeropostale Inc.	154,101	535
	Collectors Universe Inc.	23,593	532
*	EVINE Live Inc.	78,989	530
*	Del Frisco's Restaurant Group Inc.	26,179	528
*	Titan Machinery Inc.	39,380	526
	World Wrestling Entertainment Inc. Class A	36,041	505
	Speedway Motorsports Inc.	22,088	503
*	Century Casinos Inc.	87,616	478
*,^ Weight Watchers International Inc.		66,649	466
^	Bon-Ton Stores Inc.	65,872	458
	bebe stores inc	124,638	452
	Marchex Inc. Class B	110,495	451
	Town Sports International Holdings Inc.	65,935	449
*	Destination XL Group Inc.	88,423	437
*	Dex Media Inc.	102,852	431
*	Providence Service Corp.	7,930	421
*	Global Eagle Entertainment Inc.	31,549	420
*	Pacific Sunwear of California Inc.	144,155	398
*	Bridgepoint Education Inc.	41,209	398
*	Lee Enterprises Inc.	124,235	394
*	Demand Media Inc.	67,540	386
	Stein Mart Inc.	29,959	373
*	Carrols Restaurant Group Inc.	43,411	360
*	Martha Stewart Living Omnimedia Inc. Class A	55,278	359
*	Monarch Casino & Resort Inc.	18,767	359
*	hhgregg Inc.	57,211	351
	TheStreet Inc.	181,048	326
*	ITT Educational Services Inc.	47,237	321
*	Morgans Hotel Group Co.	39,926	309
*	RealNetworks Inc.	45,580	307
*	Avid Technology Inc.	20,459	305
*	Noodles & Co. Class A	17,000	296
*	Tile Shop Holdings Inc.	24,203	293
*	Reading International Inc. Class A	20,671	278
	Destination Maternity Corp.	17,667	266
*	SP Plus Corp.	11,985	262
*	Gaiam Inc. Class A	35,786	261
*	Smart & Final Stores Inc.	14,475	255
	Tribune Publishing Co.	12,900	250
*	Daily Journal Corp.	1,360	249
	ClubCorp Holdings Inc.	11,400	221
*	Spark Networks Inc.	53,035	214
*	Books-A-Million Inc.	77,721	213
*	McClatchy Co. Class A	114,547	211
*	Zoe's Kitchen Inc.	6,234	208
*	Cambium Learning Group Inc.	57,983	183

*	Luby's Inc.	33,656	175
*	Care.com Inc.	22,685	172
*	QuinStreet Inc.	27,046	161
*	Boot Barn Holdings Inc.	6,517	156
	Frisch's Restaurants Inc.	5,660	154
	Saga Communications Inc. Class A	3,223	144
*	Everyday Health Inc.	9,648	124
*	Diversified Restaurant Holdings Inc.	29,166	122
*	Liberty Tax Inc.	4,055	113
*	Gordmans Stores Inc.	12,663	105
*	West Marine Inc.	11,266	104
	Village Super Market Inc. Class A	3,022	95
*	SFX Entertainment Inc.	22,687	93
*	Potbelly Corp.	6,657	91
*,^ El Pollo Loco Holdings Inc.		3,512	90
	Ark Restaurants Corp.	3,601	90
*,^ Container Store Group Inc.		4,572	87
*	New York & Co. Inc.	34,183	85
*	Radio One Inc.	25,730	79
	CBS Corp. Class A	1,214	75
*	ReachLocal Inc.	25,510	74
*	Ambassadors Group Inc.	27,931	71
*	RCI Hospitality Holdings Inc.	6,664	69
*	Red Lion Hotels Corp.	9,601	64
	Salem Media Group Inc. Class A	10,229	63
*	Dover Downs Gaming & Entertainment Inc.	52,774	62
*,^ Shake Shack Inc. Class A		1,213	61
*	News Corp. Class B	3,627	58
*	Eldorado Resorts Inc.	11,023	55
*	Ignite Restaurant Group Inc.	10,689	52
*,^ YOU On Demand Holdings Inc.		23,900	51
*	Geeknet Inc.	6,365	51
*	Empire Resorts Inc.	10,778	50
*	Perfumania Holdings Inc.	8,079	44
*	MaxPoint Interactive Inc.	4,538	43
*	Travelzoo Inc.	4,212	41
*	PDI Inc.	26,259	35
*	Trans World Entertainment Corp.	9,095	34
*	Dover Saddlery Inc.	7,100	33
*	Learning Tree International Inc.	20,728	32
*	Sears Hometown and Outlet Stores Inc.	3,353	26
*	Speed Commerce Inc.	39,661	25
*	Insignia Systems Inc.	7,050	21
	National American University Holdings Inc.	5,908	19
	Beasley Broadcast Group Inc. Class A	3,626	19
*	Emmis Communications Corp. Class A	8,800	18
*	Bacterin International Holdings Inc.	3,683	15
*	Lakes Entertainment Inc.	1,523	13
*	Tilly's Inc. Class A	603	9
*	Gaming Partners International Corp.	609	7
*	DGSE Cos. Inc.	3,814	6
*	Radio One Inc. Class A	1,680	5
	Educational Development Corp.	1,122	5
*	Envivio Inc.	700	1
*	PCM Inc.	63	1
*	Premier Exhibitions Inc.	31	—
*	SPAR Group Inc.	29	—

* Universal Travel Group	118	—
		6,059,709
Financials (18.8%)
Wells Fargo & Co.	9,748,641	530,326
* Berkshire Hathaway Inc. Class B	3,391,271	489,428
JPMorgan Chase & Co.	7,054,390	427,355
Bank of America Corp.	19,904,111	306,324
Citigroup Inc.	5,453,369	280,958
Visa Inc. Class A	3,715,808	243,051
MasterCard Inc. Class A	1,892,367	163,482
American Express Co.	1,928,483	150,653
US Bancorp	3,379,411	147,579
Goldman Sachs Group Inc.	783,054	147,191
American International Group Inc.	2,596,847	142,281
Simon Property Group Inc.	588,069	115,050
Morgan Stanley	2,768,645	98,813
PNC Financial Services Group Inc.	995,653	92,835
Bank of New York Mellon Corp.	2,053,265	82,623
Capital One Financial Corp.	1,043,940	82,283
MetLife Inc.	1,612,128	81,493
American Tower Corporation	795,126	74,861
BlackRock Inc.	203,228	74,349
Prudential Financial Inc.	859,081	68,993
Charles Schwab Corp.	2,232,558	67,959
ACE Ltd.	596,392	66,492
Travelers Cos. Inc.	608,081	65,752
CME Group Inc.	605,481	57,345
Marsh & McLennan Cos. Inc.	1,019,403	57,178
Allstate Corp.	787,918	56,076
Public Storage	277,994	54,804
State Street Corp.	741,067	54,491
Equity Residential	688,353	53,595
McGraw Hill Financial Inc.	517,527	53,512
BB&T Corp.	1,363,876	53,177
Crown Castle International Corp.	631,810	52,150
Aflac Inc.	810,001	51,848
Aon plc	530,366	50,979
Health Care REIT Inc.	656,407	50,780
Intercontinental Exchange Inc.	211,966	49,445
Discover Financial Services	846,272	47,687
Ventas Inc.	625,977	45,709
Ameriprise Financial Inc.	346,484	45,334
Chubb Corp.	436,828	44,163
AvalonBay Communities Inc.	249,960	43,556
Prologis Inc.	969,110	42,214
Boston Properties Inc.	289,751	40,704
SunTrust Banks Inc.	989,606	40,663
Moody's Corp.	383,604	39,818
Franklin Resources Inc.	764,790	39,249
T. Rowe Price Group Inc.	468,704	37,956
HCP Inc.	871,925	37,676
Vornado Realty Trust	320,030	35,843
Hartford Financial Services Group Inc.	816,526	34,147
Weyerhaeuser Co.	993,656	32,940
Invesco Ltd.	812,383	32,243
General Growth Properties Inc.	1,003,947	29,667
Northern Trust Corp.	423,453	29,493

Fifth Third Bancorp	1,559,579	29,398
Host Hotels & Resorts Inc.	1,433,670	28,931
Progressive Corp.	1,059,462	28,817
M&T Bank Corp.	226,394	28,752
Principal Financial Group Inc.	556,578	28,591
Lincoln National Corp.	487,926	28,036
Essex Property Trust Inc.	121,077	27,836
Macerich Co.	298,370	25,162
Equinix Inc.	103,954	24,206
Regions Financial Corp.	2,542,079	24,023
SL Green Realty Corp.	186,758	23,976
KeyCorp	1,640,092	23,224
Loews Corp.	565,243	23,079
* Affiliated Managers Group Inc.	104,351	22,412
Realty Income Corp.	426,028	21,983
Equifax Inc.	226,404	21,056
* CBRE Group Inc. Class A	535,456	20,727
Western Union Co.	986,824	20,536
Kimco Realty Corp.	740,138	19,873
* Markel Corp.	25,109	19,308
Federal Realty Investment Trust	130,053	19,145
Annaly Capital Management Inc.	1,794,403	18,662
Voya Financial Inc.	431,877	18,618
FNF Group	497,780	18,298
XL Group plc Class A	484,612	17,834
TD Ameritrade Holding Corp.	462,994	17,251
American Realty Capital Properties Inc.	1,750,383	17,241
* Ally Financial Inc.	817,748	17,156
Huntington Bancshares Inc.	1,533,863	16,949
Digital Realty Trust Inc.	256,776	16,937
UDR Inc.	489,826	16,669
Unum Group	475,985	16,055
Navient Corp.	776,449	15,785
Cincinnati Financial Corp.	294,373	15,684
* E*TRADE Financial Corp.	548,612	15,666
Comerica Inc.	337,822	15,246
CIT Group Inc.	333,176	15,033
First Republic Bank	261,804	14,946
Willis Group Holdings plc	305,833	14,735
Arthur J Gallagher & Co.	311,879	14,580
Plum Creek Timber Co. Inc.	333,340	14,484
Jones Lang LaSalle Inc.	84,987	14,482
American Capital Agency Corp.	667,870	14,246
Duke Realty Corp.	652,613	14,207
* Arch Capital Group Ltd.	230,327	14,188
Extra Space Storage Inc.	209,202	14,136
* Alleghany Corp.	28,800	14,026
Raymond James Financial Inc.	243,319	13,816
Torchmark Corp.	243,534	13,375
Alexandria Real Estate Equities Inc.	136,392	13,372
New York Community Bancorp Inc.	796,211	13,321
* Berkshire Hathaway Inc. Class A	61	13,267
Iron Mountain Inc.	357,529	13,043
Lazard Ltd. Class A	243,806	12,822
WP Carey Inc.	187,063	12,720
* Realogy Holdings Corp.	277,206	12,607
SEI Investments Co.	284,378	12,538

Kilroy Realty Corp.	163,517	12,455
MSCI Inc. Class A	201,600	12,360
* SVB Financial Group	96,366	12,242
Camden Property Trust	155,979	12,187
Reinsurance Group of America Inc. Class A	130,127	12,127
Regency Centers Corp.	178,177	12,123
Legg Mason Inc.	213,365	11,778
* Signature Bank	90,602	11,740
NASDAQ OMX Group Inc.	223,905	11,406
Everest Re Group Ltd.	64,324	11,192
NorthStar Realty Finance Corp.	609,332	11,041
Mid-America Apartment Communities Inc.	142,570	11,016
East West Bancorp Inc.	271,852	10,999
Apartment Investment & Management Co.	279,077	10,984
DDR Corp.	580,901	10,816
* Liberty Ventures Class A	254,499	10,691
Omega Healthcare Investors Inc.	262,529	10,651
HCC Insurance Holdings Inc.	183,298	10,387
Zions Bancorporation	384,289	10,376
National Retail Properties Inc.	250,397	10,259
PartnerRe Ltd.	89,726	10,258
Starwood Property Trust Inc.	418,207	10,162
Liberty Property Trust	282,009	10,068
* Howard Hughes Corp.	63,858	9,899
Senior Housing Properties Trust	445,044	9,876
WR Berkley Corp.	192,297	9,713
Hudson City Bancorp Inc.	901,443	9,447
Axis Capital Holdings Ltd.	182,347	9,405
Hospitality Properties Trust	284,095	9,372
* Zillow Group Inc. Class A	92,505	9,278
CBOE Holdings Inc.	159,023	9,129
American Campus Communities Inc.	212,557	9,112
Lamar Advertising Co. Class A	153,133	9,076
Corrections Corp. of America	221,243	8,907
People's United Financial Inc.	582,952	8,861
Eaton Vance Corp.	212,098	8,832
Taubman Centers Inc.	113,864	8,782
BioMed Realty Trust Inc.	385,868	8,744
Spirit Realty Capital Inc.	717,426	8,666
PacWest Bancorp	183,462	8,603
American Financial Group Inc.	132,201	8,481
* Forest City Enterprises Inc. Class A	327,064	8,347
Equity LifeStyle Properties Inc.	151,452	8,322
LaSalle Hotel Properties	214,070	8,319
NorthStar Asset Management Group Inc.	354,823	8,282
Brixmor Property Group Inc.	310,889	8,254
RenaissanceRe Holdings Ltd.	82,300	8,208
Assured Guaranty Ltd.	309,243	8,161
Assurant Inc.	131,949	8,103
Highwoods Properties Inc.	175,920	8,054
* Liberty Broadband Corp.	141,628	8,016
City National Corp.	88,843	7,914
RLJ Lodging Trust	250,007	7,828
Douglas Emmett Inc.	260,505	7,766
Outfront Media Inc.	258,317	7,729
Brown & Brown Inc.	229,442	7,597
Home Properties Inc.	109,395	7,580

Investors Bancorp Inc.	642,197	7,527
Weingarten Realty Investors	208,813	7,513
* SLM Corp.	802,656	7,449
Waddell & Reed Financial Inc. Class A	150,353	7,448
Cullen/Frost Bankers Inc.	107,606	7,433
Two Harbors Investment Corp.	693,252	7,362
* Synchrony Financial	236,959	7,192
Retail Properties of America Inc.	447,781	7,178
Umpqua Holdings Corp.	417,201	7,167
CubeSmart	292,973	7,075
Allied World Assurance Co. Holdings AG	172,900	6,985
LPL Financial Holdings Inc.	157,770	6,920
First American Financial Corp.	193,894	6,918
Synovus Financial Corp.	246,000	6,890
* Genworth Financial Inc. Class A	940,944	6,878
* Popular Inc.	196,090	6,744
CNO Financial Group Inc.	387,161	6,667
Validus Holdings Ltd.	158,027	6,653
Old Republic International Corp.	445,015	6,648
* Stifel Financial Corp.	118,915	6,629
Healthcare Trust of America Inc. Class A	237,119	6,606
Prosperity Bancshares Inc.	125,695	6,596
Sunstone Hotel Investors Inc.	394,948	6,584
Commerce Bancshares Inc.	155,272	6,571
* Equity Commonwealth	245,805	6,526
EPR Properties	108,100	6,489
Rayonier Inc.	240,279	6,478
Columbia Property Trust Inc.	237,195	6,409
Tanger Factory Outlet Centers Inc.	180,950	6,364
First Horizon National Corp.	443,674	6,340
Webster Financial Corp.	170,945	6,333
Pebblebrook Hotel Trust	135,995	6,333
Sovran Self Storage Inc.	66,960	6,290
American Homes 4 Rent Class A	379,798	6,286
Gaming and Leisure Properties Inc.	170,259	6,277
* MGIC Investment Corp.	641,979	6,182
GEO Group Inc.	140,716	6,155
* Strategic Hotels & Resorts Inc.	494,578	6,148
Chimera Investment Corp.	1,948,005	6,117
Hanover Insurance Group Inc.	84,013	6,098
Radian Group Inc.	362,511	6,087
CBL & Associates Properties Inc.	306,742	6,073
Federated Investors Inc. Class B	178,884	6,062
BankUnited Inc.	182,814	5,985
FirstMerit Corp.	313,202	5,970
First Niagara Financial Group Inc.	672,520	5,945
Post Properties Inc.	103,245	5,878
WP GLIMCHER Inc.	349,135	5,806
DCT Industrial Trust Inc.	167,304	5,799
Sun Communities Inc.	86,259	5,755
Medical Properties Trust Inc.	385,354	5,680
Aspen Insurance Holdings Ltd.	119,940	5,665
MarketAxess Holdings Inc.	67,270	5,577
MFA Financial Inc.	702,095	5,518
StanCorp Financial Group Inc.	79,968	5,486
Bank of the Ozarks Inc.	148,175	5,472
Brandywine Realty Trust	340,760	5,445

Piedmont Office Realty Trust Inc. Class A	292,124	5,436
Paramount Group Inc.	281,459	5,432
Colony Financial Inc.	209,123	5,420
White Mountains Insurance Group Ltd.	7,848	5,372
Associated Banc-Corp	285,887	5,317
Healthcare Realty Trust Inc.	188,684	5,242
DiamondRock Hospitality Co.	370,612	5,237
Corporate Office Properties Trust	177,228	5,207
* PRA Group Inc.	95,008	5,161
Primerica Inc.	99,836	5,082
Bank of Hawaii Corp.	82,823	5,070
Ryman Hospitality Properties Inc.	82,356	5,016
ProAssurance Corp.	107,636	4,942
Endurance Specialty Holdings Ltd.	80,756	4,937
PrivateBancorp Inc.	140,103	4,927
Janus Capital Group Inc.	284,281	4,887
Susquehanna Bancshares Inc.	344,862	4,728
Hancock Holding Co.	154,646	4,618
Santander Consumer USA Holdings Inc.	198,384	4,591
TCF Financial Corp.	287,033	4,512
Acadia Realty Trust	129,355	4,512
Kite Realty Group Trust	158,437	4,463
United Bankshares Inc.	118,220	4,443
WisdomTree Investments Inc.	202,687	4,350
Fulton Financial Corp.	351,791	4,341
FNB Corp.	329,422	4,329
National Health Investors Inc.	60,592	4,303
Hudson Pacific Properties Inc.	128,927	4,279
First Industrial Realty Trust Inc.	199,348	4,272
* Western Alliance Bancorp	143,566	4,255
MB Financial Inc.	135,716	4,249
Xenia Hotels & Resorts Inc.	186,142	4,235
* Texas Capital Bancshares Inc.	86,879	4,227
* Liberty TripAdvisor Holdings Inc. Class A	132,941	4,226
Wintrust Financial Corp.	88,413	4,216
Cousins Properties Inc.	390,587	4,140
^ Financial Engines Inc.	98,737	4,130
Symetra Financial Corp.	175,902	4,127
UMB Financial Corp.	77,660	4,107
DuPont Fabros Technology Inc.	125,566	4,103
Cathay General Bancorp	143,812	4,091
New Residential Investment Corp.	268,501	4,036
Washington Federal Inc.	184,633	4,026
American Equity Investment Life Holding Co.	136,410	3,974
Valley National Bancorp	417,851	3,944
^ AmTrust Financial Services Inc.	68,997	3,932
American Assets Trust Inc.	90,067	3,898
Columbia Banking System Inc.	133,614	3,871
RLI Corp.	73,544	3,854
Capitol Federal Financial Inc.	307,811	3,848
Erie Indemnity Co. Class A	43,809	3,823
Kennedy-Wilson Holdings Inc.	145,937	3,815
BancorpSouth Inc.	164,286	3,815
Urban Edge Properties	160,365	3,801
IBERIABANK Corp.	60,294	3,800
Chesapeake Lodging Trust	112,139	3,794
Alexander & Baldwin Inc.	87,700	3,787

CVB Financial Corp.	234,856	3,744
Pinnacle Financial Partners Inc.	84,176	3,742
South State Corp.	54,703	3,741
Home BancShares Inc.	109,050	3,696
Kemper Corp.	94,277	3,673
Selective Insurance Group Inc.	126,279	3,668
Invesco Mortgage Capital Inc.	233,711	3,630
Equity One Inc.	134,659	3,594
Interactive Brokers Group Inc.	105,517	3,590
* Blackhawk Network Holdings Inc. Class B	100,721	3,581
First Citizens BancShares Inc. Class A	13,748	3,570
Chambers Street Properties	450,414	3,549
CYS Investments Inc.	396,570	3,533
Sabra Health Care REIT Inc.	106,510	3,531
Argo Group International Holdings Ltd.	70,025	3,512
^ Lexington Realty Trust	355,524	3,495
Washington REIT	126,308	3,490
EastGroup Properties Inc.	58,007	3,489
Community Bank System Inc.	97,900	3,465
Empire State Realty Trust Inc.	183,163	3,445
Associated Estates Realty Corp.	139,062	3,432
Montpelier Re Holdings Ltd.	88,955	3,419
Glacier Bancorp Inc.	135,683	3,412
EverBank Financial Corp.	187,828	3,387
* Springleaf Holdings Inc.	65,294	3,380
Hatteras Financial Corp.	184,164	3,344
NRG Yield Inc. Class A	65,548	3,325
First Financial Bankshares Inc.	119,576	3,305
First Midwest Bancorp Inc.	186,356	3,237
FelCor Lodging Trust Inc.	280,785	3,226
Old National Bancorp	225,690	3,203
Education Realty Trust Inc.	90,434	3,200
New York REIT Inc.	304,587	3,192
Retail Opportunity Investments Corp.	172,305	3,153
* BofI Holding Inc.	33,314	3,100
International Bancshares Corp.	118,089	3,074
Artisan Partners Asset Management Inc. Class A	67,558	3,071
Potlatch Corp.	76,225	3,052
Government Properties Income Trust	132,715	3,033
Mercury General Corp.	52,095	3,008
LTC Properties Inc.	65,368	3,007
Capstead Mortgage Corp.	255,416	3,006
ARMOUR Residential REIT Inc.	935,371	2,965
BGC Partners Inc. Class A	313,549	2,963
Astoria Financial Corp.	228,685	2,961
BBCN Bancorp Inc.	204,332	2,957
Evercore Partners Inc. Class A	56,621	2,925
Trustmark Corp.	119,711	2,907
National Penn Bancshares Inc.	269,150	2,899
* MBIA Inc.	309,549	2,879
PS Business Parks Inc.	34,447	2,860
Mack-Cali Realty Corp.	147,347	2,841
Blackstone Mortgage Trust Inc. Class A	98,951	2,807
STAG Industrial Inc.	119,115	2,802
Redwood Trust Inc.	156,750	2,801
* HRG Group Inc.	223,831	2,793
CoreSite Realty Corp.	56,844	2,767

Independent Bank Corp.	63,022	2,765
Northwest Bancshares Inc.	231,026	2,738
Apollo Commercial Real Estate Finance Inc.	157,346	2,703
Boston Private Financial Holdings Inc.	220,569	2,680
^ Home Loan Servicing Solutions Ltd.	160,953	2,662
Pennsylvania REIT	114,531	2,661
* First Cash Financial Services Inc.	56,254	2,617
PennyMac Mortgage Investment Trust	121,611	2,589
First Financial Bancorp	144,793	2,579
* Hilltop Holdings Inc.	132,179	2,570
Ashford Hospitality Trust Inc.	264,165	2,541
Chemical Financial Corp.	80,782	2,533
AMERISAFE Inc.	54,512	2,521
Provident Financial Services Inc.	134,790	2,514
HFF Inc. Class A	66,913	2,512
Banner Corp.	54,444	2,499
* Liberty Broadband Corp. Class A	44,104	2,491
First Merchants Corp.	105,305	2,479
* Encore Capital Group Inc.	59,598	2,479
Parkway Properties Inc.	141,121	2,448
First Commonwealth Financial Corp.	271,665	2,445
Westamerica Bancorporation	56,084	2,423
* Eagle Bancorp Inc.	62,766	2,410
* FNFV Group	170,495	2,404
Renasant Corp.	79,992	2,404
NBT Bancorp Inc.	95,567	2,395
Franklin Street Properties Corp.	183,678	2,355
Horace Mann Educators Corp.	68,585	2,346
Virtus Investment Partners Inc.	17,548	2,295
* St. Joe Co.	123,075	2,284
BOK Financial Corp.	37,090	2,271
Select Income REIT	90,711	2,267
Chatham Lodging Trust	76,235	2,242
Ameris Bancorp	84,613	2,233
New Senior Investment Group Inc.	134,233	2,232
Park National Corp.	26,083	2,232
OFG Bancorp	135,768	2,216
Employers Holdings Inc.	81,888	2,210
* Capital Bank Financial Corp.	79,966	2,208
Berkshire Hills Bancorp Inc.	79,324	2,197
* Credit Acceptance Corp.	11,221	2,188
City Holding Co.	45,945	2,161
Brookline Bancorp Inc.	213,947	2,150
* First BanCorp	341,350	2,116
* Essent Group Ltd.	88,000	2,104
Hanmi Financial Corp.	98,921	2,092
FBL Financial Group Inc. Class A	33,389	2,070
* Enstar Group Ltd.	14,523	2,060
Alexander's Inc.	4,504	2,056
Altisource Residential Corp.	98,158	2,048
S&T Bancorp Inc.	70,993	2,015
CyrusOne Inc.	64,455	2,006
Cardinal Financial Corp.	100,097	2,000
Central Pacific Financial Corp.	86,756	1,993
* American Residential Properties Inc.	109,575	1,971
Anworth Mortgage Asset Corp.	386,714	1,968
* TESARO Inc.	34,016	1,952

	Ramco-Gershenson Properties Trust	104,816	1,950
	Greenhill & Co. Inc.	48,760	1,933
	TFS Financial Corp.	131,394	1,929
*	LendingClub Corp.	97,445	1,915
	Agree Realty Corp.	57,873	1,908
	American Capital Mortgage Investment Corp.	105,912	1,902
	Cedar Realty Trust Inc.	248,490	1,861
	Apollo Residential Mortgage Inc.	115,014	1,834
	First Busey Corp.	272,194	1,821
	Nelnet Inc. Class A	38,433	1,819
	Starwood Waypoint Residential Trust	70,237	1,816
	Dime Community Bancshares Inc.	110,272	1,775
*	Investment Technology Group Inc.	58,431	1,771
*	Ambac Financial Group Inc.	73,080	1,769
	National Bank Holdings Corp. Class A	92,635	1,742
*	Greenlight Capital Re Ltd. Class A	54,778	1,742
	LegacyTexas Financial Group Inc.	76,346	1,735
*	iStar Financial Inc.	132,687	1,725
	Flushing Financial Corp.	85,828	1,723
	Saul Centers Inc.	29,164	1,668
	CoBiz Financial Inc.	135,309	1,667
	Sterling Bancorp	123,546	1,657
	Aviv REIT Inc.	44,883	1,638
	Infinity Property & Casualty Corp.	19,879	1,631
	Heartland Financial USA Inc.	49,742	1,623
*	World Acceptance Corp.	22,162	1,616
*	Piper Jaffray Cos.	30,507	1,600
*	Cowen Group Inc. Class A	307,697	1,600
	Northfield Bancorp Inc.	107,557	1,594
	BancFirst Corp.	26,037	1,588
	Monogram Residential Trust Inc.	168,670	1,572
	Lakeland Financial Corp.	38,727	1,572
	Gramercy Property Trust Inc.	55,885	1,569
*,^ Ocwen Financial Corp.		189,508	1,563
	Hersha Hospitality Trust Class A	239,619	1,550
*	Beneficial Bancorp Inc.	133,974	1,513
^	Arlington Asset Investment Corp. Class A	62,288	1,499
	Community Trust Bancorp Inc.	44,947	1,490
	Oritani Financial Corp.	102,287	1,488
	Inland Real Estate Corp.	138,114	1,476
	Cash America International Inc.	62,863	1,465
	Summit Hotel Properties Inc.	102,625	1,444
	Cohen & Steers Inc.	35,214	1,442
	WesBanco Inc.	42,547	1,386
	Bank of Marin Bancorp	27,043	1,376
	Great Southern Bancorp Inc.	34,575	1,362
*	Navigators Group Inc.	17,475	1,360
	Bank Mutual Corp.	184,015	1,347
	Ares Commercial Real Estate Corp.	119,324	1,319
	Physicians Realty Trust	74,163	1,306
*	Flagstar Bancorp Inc.	89,421	1,297
	Bryn Mawr Bank Corp.	42,617	1,296
	1st Source Corp.	39,949	1,284
*	Bridge Capital Holdings	48,921	1,277
	Banc of California Inc.	100,857	1,242
	Arrow Financial Corp.	45,437	1,234
	Union Bankshares Corp.	54,010	1,200

*	Forestar Group Inc.	75,821	1,196
	Diamond Hill Investment Group Inc.	7,410	1,186
	BankFinancial Corp.	89,691	1,179
	Calamos Asset Management Inc. Class A	86,251	1,160
	Sandy Spring Bancorp Inc.	43,345	1,137
	Winthrop Realty Trust	69,643	1,137
*	Customers Bancorp Inc.	45,647	1,112
	Hudson Valley Holding Corp.	43,267	1,106
	Camden National Corp.	27,728	1,105
	Arbor Realty Trust Inc.	157,523	1,099
	Excel Trust Inc.	78,239	1,097
*,^ Nationstar Mortgage Holdings Inc.		44,044	1,091
	Federal Agricultural Mortgage Corp.	38,463	1,084
	Dynex Capital Inc.	123,063	1,042
*	Enova International Inc.	52,665	1,037
	Investors Real Estate Trust	135,691	1,018
	Campus Crest Communities Inc.	141,900	1,016
*,^ Walter Investment Management Corp.		62,485	1,009
	Terreno Realty Corp.	43,858	1,000
	WSFS Financial Corp.	13,103	991
	TrustCo Bank Corp. NY	143,980	991
	Consolidated-Tomoka Land Co.	16,544	987
	First Potomac Realty Trust	82,429	980
	Southside Bancshares Inc.	33,699	967
	GAMCO Investors Inc.	12,300	966
	Safety Insurance Group Inc.	15,898	950
	Ashford Hospitality Prime Inc.	56,556	948
	Simmons First National Corp. Class A	20,854	948
	Stewart Information Services Corp.	23,315	947
	CenterState Banks Inc.	79,281	944
*	BBX Capital Corp.	49,788	926
*	KCG Holdings Inc. Class A	75,311	923
	Ames National Corp.	36,832	915
	United Community Banks Inc.	48,159	909
*	AV Homes Inc.	55,558	887
	Bridge Bancorp Inc.	34,012	879
	First Interstate BancSystem Inc. Class A	31,551	878
*	FCB Financial Holdings Inc. Class A	31,810	871
*	Ezcorp Inc. Class A	93,156	850
	Rouse Properties Inc.	44,464	843
	American National Bankshares Inc.	36,700	829
	Maiden Holdings Ltd.	54,199	804
	Rexford Industrial Realty Inc.	50,000	790
	Lakeland Bancorp Inc.	66,514	765
*	INTL. FCStone Inc.	25,689	764
	Talmer Bancorp Inc. Class A	49,750	762
	Newcastle Investment Corp.	156,049	757
	United Fire Group Inc.	23,545	748
	Enterprise Financial Services Corp.	35,694	737
	Getty Realty Corp.	40,507	737
*	Ladenburg Thalmann Financial Services Inc.	190,788	736
	State Bank Financial Corp.	34,891	733
*	Green Dot Corp. Class A	45,497	724
*	Meridian Bancorp Inc.	54,870	723
^	New York Mortgage Trust Inc.	90,056	699
	AG Mortgage Investment Trust Inc.	36,915	695
	QTS Realty Trust Inc. Class A	19,000	692

	CareTrust REIT Inc.	50,433	684
*	eHealth Inc.	72,813	683
	Armada Hoffler Properties Inc.	63,828	680
*	Global Indemnity plc	24,497	680
*	PICO Holdings Inc.	41,298	669
	HCI Group Inc.	14,385	660
	Gain Capital Holdings Inc.	67,126	656
	ConnectOne Bancorp Inc.	33,550	653
*	FBR & Co.	27,975	646
	Donegal Group Inc. Class A	40,983	644
	Preferred Apartment Communities Inc. Class A	58,842	637
	Marlin Business Services Corp.	31,418	629
	First Defiance Financial Corp.	18,994	623
*,^ Citizens Inc. Class A		100,325	618
	United Insurance Holdings Corp.	27,184	612
	Universal Insurance Holdings Inc.	23,360	598
	Bar Harbor Bankshares	18,295	595
	First Community Bancshares Inc.	33,928	595
	Resource Capital Corp.	130,577	593
	ESSA Bancorp Inc.	45,915	589
	Republic Bancorp Inc. Class A	23,530	582
*	Marcus & Millichap Inc.	15,323	574
	National Western Life Insurance Co. Class A	2,252	573
	Universal Health Realty Income Trust	9,936	559
*	Altisource Asset Management Corp.	3,017	559
	TowneBank	33,623	541
	Century Bancorp Inc. Class A	13,512	536
*	NMI Holdings Inc. Class A	71,569	536
	Wilshire Bancorp Inc.	52,866	527
	Bank of Kentucky Financial Corp.	10,699	525
	Access National Corp.	27,497	515
	Baldwin & Lyons Inc.	21,933	515
	Federated National Holding Co.	16,750	513
	National General Holdings Corp.	27,331	511
	RCS Capital Corp. Class A	47,353	504
	Sierra Bancorp	29,982	501
	United Financial Bancorp Inc.	39,517	491
*	HealthEquity Inc.	19,637	491
	Capital City Bank Group Inc.	29,913	486
*	Walker & Dunlop Inc.	27,267	483
*	LendingTree Inc.	8,565	480
	Meadowbrook Insurance Group Inc.	55,474	472
*	NewStar Financial Inc.	39,929	468
	Tompkins Financial Corp.	8,600	463
*	Phoenix Cos. Inc.	9,169	458
	Silver Bay Realty Trust Corp.	27,799	449
	ServisFirst Bancshares Inc.	13,200	435
^	United Development Funding IV	24,240	425
	RAIT Financial Trust	61,292	420
	American National Insurance Co.	4,172	410
	InfraREIT Inc.	13,989	400
	Urstadt Biddle Properties Inc. Class A	17,024	393
*	Atlas Financial Holdings Inc.	22,030	389
	Reis Inc.	14,871	381
	Stock Yards Bancorp Inc.	10,916	376
	Independent Bank Group Inc.	9,613	374
*,^ Altisource Portfolio Solutions SA		28,789	370

EMC Insurance Group Inc.	10,675	361
STORE Capital Corp.	15,133	353
CIFC Corp.	46,041	352
* Safeguard Scientifics Inc.	19,149	346
Western Asset Mortgage Capital Corp.	22,265	336
* Ashford Inc.	2,819	335
Athens Bancshares Corp.	13,574	334
Ellington Residential Mortgage REIT	19,848	325
Charter Financial Corp.	27,449	316
Washington Trust Bancorp Inc.	8,239	315
* HomeStreet Inc.	17,014	312
TriCo Bancshares	12,913	312
First of Long Island Corp.	12,109	309
Monmouth Real Estate Investment Corp.	27,151	302
Cape Bancorp Inc.	31,213	298
* Consumer Portfolio Services Inc.	41,974	293
* Tejon Ranch Co.	11,025	292
* Square 1 Financial Inc. Class A	10,857	291
* Ladder Capital Corp.	15,493	287
* Bancorp Inc.	31,312	283
* Xoom Corp.	19,112	281
Moelis & Co. Class A	9,200	277
* First Marblehead Corp.	44,194	275
* BSB Bancorp Inc.	13,915	275
* First NBC Bank Holding Co.	8,134	268
Clifton Bancorp Inc.	18,499	261
State Auto Financial Corp.	10,650	259
Guaranty Bancorp	14,954	254
OneBeacon Insurance Group Ltd. Class A	16,538	252
Resource America Inc. Class A	27,332	249
First Bancorp	13,957	245
German American Bancorp Inc.	8,031	236
National Interstate Corp.	8,404	236
Investors Title Co.	3,185	236
Citizens & Northern Corp.	11,342	229
Gladstone Commercial Corp.	12,205	227
First Financial Corp.	6,244	224
Ameriana Bancorp	13,383	218
Waterstone Financial Inc.	16,861	216
* Yadkin Financial Corp.	10,624	216
US Global Investors Inc. Class A	67,397	215
RE/MAX Holdings Inc.	6,421	213
C&F Financial Corp.	5,861	205
OceanFirst Financial Corp.	11,733	203
* Asta Funding Inc.	23,859	199
* Easterly Government Properties Inc.	12,114	194
One Liberty Properties Inc.	7,940	194
Oppenheimer Holdings Inc. Class A	8,231	193
Westfield Financial Inc.	24,792	192
Pzena Investment Management Inc. Class A	20,734	190
Metro Bancorp Inc.	6,747	186
Financial Institutions Inc.	8,111	186
* First Acceptance Corp.	76,314	185
FXCM Inc. Class A	83,722	178
* Health Insurance Innovations Inc. Class A	22,431	175
MainSource Financial Group Inc.	8,753	172
First Financial Northwest Inc.	13,902	172

	State National Cos. Inc.	15,900	158
	Univest Corp. of Pennsylvania	7,968	158
	Premier Financial Bancorp Inc.	10,265	156
	Merchants Bancshares Inc.	5,356	156
	Heritage Financial Corp.	8,846	150
	UMH Properties Inc.	14,866	150
*	On Deck Capital Inc.	6,956	148
*	MoneyGram International Inc.	17,060	147
^	JAVELIN Mortgage Investment Corp.	18,519	140
*	Republic First Bancorp Inc.	38,554	140
	Suffolk Bancorp	5,655	134
*	Heritage Insurance Holdings Inc.	6,000	132
	Meta Financial Group Inc.	3,269	130
	Alliance Bancorp Inc. of Pennsylvania	5,859	127
	Five Oaks Investment Corp.	11,883	127
	BNC Bancorp	6,962	126
	CNB Financial Corp.	7,319	125
	West Bancorporation Inc.	5,505	109
	Eastern Virginia Bankshares Inc.	17,207	108
*	Hallmark Financial Services Inc.	9,970	106
*	Old Second Bancorp Inc.	18,140	104
*,^ Intersections Inc.		29,386	100
	Mercantile Bank Corp.	5,064	99
	Peoples Bancorp Inc.	4,038	95
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	5,200	95
	Westwood Holdings Group Inc.	1,506	91
*	FRP Holdings Inc.	2,385	87
	Southwest Bancorp Inc.	4,643	83
	NewBridge Bancorp	8,868	79
*	Maui Land & Pineapple Co. Inc.	12,826	76
*	Hampton Roads Bankshares Inc.	36,253	68
	Kansas City Life Insurance Co.	1,487	68
	National Bankshares Inc.	2,149	64
	Institutional Financial Markets Inc.	39,632	61
	Pulaski Financial Corp.	4,915	61
*	Atlanticus Holdings Corp.	26,603	61
	Provident Financial Holdings Inc.	3,696	59
*	Jacksonville Bancorp Inc.	5,100	56
	Peapack Gladstone Financial Corp.	2,544	55
	Atlantic American Corp.	13,632	55
	Heritage Commerce Corp.	5,677	52
	Macatawa Bank Corp.	9,663	52
*	American River Bankshares	5,338	51
	United Community Financial Corp.	8,716	48
	Park Sterling Corp.	6,702	48
	Territorial Bancorp Inc.	1,980	47
*	ASB Bancorp Inc.	2,200	45
*	Kearny Financial Corp.	3,253	44
*	CommunityOne Bancorp	4,334	43
	Manning & Napier Inc.	3,200	42
	HopFed Bancorp Inc.	3,111	40
*	Farmers Capital Bank Corp.	1,626	38
	Guaranty Federal Bancshares Inc.	2,564	38
	First Internet Bancorp	1,900	35
	Northrim BanCorp Inc.	1,390	34
	Community West Bancshares	5,000	33
	Citizens Community Bancorp Inc.	3,545	33

California First National Bancorp	2,366	33
QC Holdings Inc.	13,215	29
* Performant Financial Corp.	8,520	29
Cheviot Financial Corp.	1,812	28
Independence Holding Co.	2,059	28
Bear State Financial Inc.	2,685	27
Monarch Financial Holdings Inc.	2,100	26
Preferred Bank	950	26
* American Realty Investors Inc.	4,786	26
Pacific Continental Corp.	1,900	25
Federal Agricultural Mortgage Corp. Class A	1,021	25
* Pacific Mercantile Bancorp	3,311	24
Northeast Bancorp	2,506	23
* Carolina Bank Holdings Inc.	2,102	21
* Regional Management Corp.	1,415	21
Penns Woods Bancorp Inc.	414	20
* Sun Bancorp Inc.	1,058	20
* HomeTrust Bancshares Inc.	1,176	19
* Seacoast Banking Corp. of Florida	1,163	17
Heritage Financial Group Inc.	609	17
First Bancorp Inc.	902	16
Independent Bank Corp.	1,015	13
* Internet Patents Corp.	4,802	13
MutualFirst Financial Inc.	544	13
* Riverview Bancorp Inc.	2,700	12
Middleburg Financial Corp.	611	11
Fidelity Southern Corp.	549	9
Wheeler REIT Inc.	3,900	9
MidSouth Bancorp Inc.	520	8
Home Bancorp Inc.	343	7
Kingstone Cos. Inc.	909	7
* Royal Bancshares of Pennsylvania Inc.	3,688	6
WVS Financial Corp.	511	6
IF Bancorp Inc.	342	6
Fox Chase Bancorp Inc.	337	6
MidWestOne Financial Group Inc.	100	3
Horizon Bancorp	115	3
Hingham Institution for Savings	27	3
United Community Bancorp	200	3
* Orrstown Financial Services Inc.	153	3
Sotherly Hotels Inc.	300	2
Bank of South Carolina Corp.	100	1
Eagle Bancorp Montana Inc.	130	1
* Tejon Ranch Co. Warrants Exp. 08/31/2016	1,629	1
SI Financial Group Inc.	31	—
Salisbury Bancorp Inc.	11	—
Old Line Bancshares Inc.	17	—
* Transcontinental Realty Investors Inc.	12	—
* Vestin Realty Mortgage II Inc.	22	—
* Valley National Bancorp Warrants Exp. 06/30/2015	240	—
		8,128,929
Health Care (13.7%)
Johnson & Johnson	5,260,997	529,256
Pfizer Inc.	11,921,531	414,750
Merck & Co. Inc.	5,394,134	310,055
* Gilead Sciences Inc.	2,818,128	276,543
Amgen Inc.	1,435,926	229,533

* Actavis plc	745,643	221,918
UnitedHealth Group Inc.	1,804,541	213,459
Medtronic plc	2,692,596	209,996
Bristol-Myers Squibb Co.	3,144,960	202,850
* Biogen Inc.	443,889	187,428
* Celgene Corp.	1,514,856	174,633
AbbVie Inc.	2,865,042	167,720
Eli Lilly & Co.	1,892,137	137,464
Abbott Laboratories	2,849,156	132,001
* Express Scripts Holding Co.	1,375,398	119,343
Thermo Fisher Scientific Inc.	750,777	100,859
Anthem Inc.	504,838	77,952
Aetna Inc.	665,517	70,898
Baxter International Inc.	1,026,586	70,321
* Alexion Pharmaceuticals Inc.	382,568	66,299
* Regeneron Pharmaceuticals Inc.	142,857	64,497
Cigna Corp.	489,067	63,305
Becton Dickinson and Co.	395,165	56,742
Stryker Corp.	609,250	56,203
* Mylan NV	923,909	54,834
* Vertex Pharmaceuticals Inc.	458,049	54,036
* Illumina Inc.	272,201	50,531
Humana Inc.	283,126	50,402
* HCA Holdings Inc.	596,851	44,901
* Boston Scientific Corp.	2,517,506	44,686
Perrigo Co. plc	266,459	44,112
Zoetis Inc.	853,823	39,523
Zimmer Holdings Inc.	321,532	37,786
* BioMarin Pharmaceutical Inc.	297,502	37,075
* Intuitive Surgical Inc.	69,290	34,994
St. Jude Medical Inc.	532,348	34,816
* DaVita HealthCare Partners Inc.	386,430	31,409
* Pharmacyclics Inc.	115,143	29,471
* Edwards Lifesciences Corp.	204,104	29,077
* Hospira Inc.	323,945	28,455
* Endo International plc	314,891	28,246
* Mallinckrodt plc	220,516	27,928
* Incyte Corp.	292,705	26,829
* Laboratory Corp. of America Holdings	188,947	23,824
CR Bard Inc.	140,629	23,534
* Henry Schein Inc.	158,730	22,162
Quest Diagnostics Inc.	273,276	21,001
Universal Health Services Inc. Class B	173,565	20,430
* Salix Pharmaceuticals Ltd.	114,668	19,816
^ ResMed Inc.	266,025	19,095
* Jazz Pharmaceuticals plc	109,152	18,860
* Waters Corp.	149,862	18,631
* Medivation Inc.	140,743	18,166
* Varian Medical Systems Inc.	189,449	17,825
Cooper Cos. Inc.	91,529	17,154
* Alkermes plc	280,258	17,087
* Hologic Inc.	450,539	14,879
* United Therapeutics Corp.	84,798	14,622
* Isis Pharmaceuticals Inc.	223,740	14,246
* Centene Corp.	199,916	14,132
* IDEXX Laboratories Inc.	89,614	13,844
DENTSPLY International Inc.	265,764	13,525

*	Envision Healthcare Holdings Inc.	348,658	13,371
*	Alnylam Pharmaceuticals Inc.	126,922	13,253
*	MEDNAX Inc.	181,892	13,189
*	Brookdale Senior Living Inc.	347,480	13,121
*	Puma Biotechnology Inc.	50,354	11,889
*	Community Health Systems Inc.	210,097	10,984
*	Sirona Dental Systems Inc.	109,731	9,875
	Teleflex Inc.	78,428	9,476
*	Tenet Healthcare Corp.	186,668	9,242
*	Quintiles Transnational Holdings Inc.	132,118	8,848
*	DexCom Inc.	139,375	8,689
*	Health Net Inc.	140,255	8,484
*	Intercept Pharmaceuticals Inc.	29,359	8,280
	Patterson Cos. Inc.	166,401	8,119
	West Pharmaceutical Services Inc.	133,457	8,035
	STERIS Corp.	112,931	7,936
*	Team Health Holdings Inc.	135,189	7,910
*	Receptos Inc.	46,948	7,741
*	WellCare Health Plans Inc.	83,327	7,621
*	Cepheid	133,602	7,602
*	Alere Inc.	150,556	7,362
*	PAREXEL International Corp.	103,798	7,161
*	Charles River Laboratories International Inc.	89,694	7,112
	Bio-Techne Corp.	70,383	7,059
	HealthSouth Corp.	158,078	7,012
*	Align Technology Inc.	129,366	6,958
*	Akorn Inc.	143,120	6,800
*	Seattle Genetics Inc.	186,227	6,583
*	Bluebird Bio Inc.	52,461	6,336
*	Acadia Healthcare Co. Inc.	87,597	6,272
*	LifePoint Hospitals Inc.	85,104	6,251
*	Impax Laboratories Inc.	128,260	6,012
*	Neurocrine Biosciences Inc.	151,219	6,005
*	Pacira Pharmaceuticals Inc.	65,317	5,803
*,^ OPKO Health Inc.		403,716	5,721
*	Amsurg Corp.	91,351	5,620
	Hill-Rom Holdings Inc.	108,007	5,292
*	Bio-Rad Laboratories Inc. Class A	38,476	5,201
*	Celldex Therapeutics Inc.	183,734	5,121
*	ABIOMED Inc.	70,019	5,012
*	Agios Pharmaceuticals Inc.	53,016	4,999
*	ACADIA Pharmaceuticals Inc.	151,411	4,934
*,^ Myriad Genetics Inc.		138,247	4,894
*	Synageva BioPharma Corp.	47,803	4,662
*	Molina Healthcare Inc.	66,189	4,454
*	Horizon Pharma plc	168,855	4,385
*	Catalent Inc.	140,576	4,379
*	Haemonetics Corp.	97,467	4,378
*	Thoratec Corp.	103,960	4,355
*	Halyard Health Inc.	88,414	4,350
*	Dyax Corp.	258,088	4,324
*	Prestige Brands Holdings Inc.	99,198	4,255
*	NuVasive Inc.	91,152	4,192
	Healthcare Services Group Inc.	128,607	4,132
	Owens & Minor Inc.	119,635	4,048
*	Novavax Inc.	475,564	3,933
*	Lannett Co. Inc.	57,065	3,864

	Cantel Medical Corp.	81,307	3,862
*	Clovis Oncology Inc.	51,312	3,809
*	Ironwood Pharmaceuticals Inc. Class A	237,064	3,793
*	Anacor Pharmaceuticals Inc.	65,015	3,761
*	Magellan Health Inc.	52,672	3,730
*,^ Exact Sciences Corp.		168,135	3,702
*,^ Intrexon Corp.		79,420	3,603
*	Masimo Corp.	109,218	3,602
*	Insulet Corp.	106,892	3,565
*	Bruker Corp.	192,056	3,547
*	Globus Medical Inc.	139,491	3,521
*	Cyberonics Inc.	54,129	3,514
*	ARIAD Pharmaceuticals Inc.	425,752	3,508
*	Medicines Co.	124,548	3,490
	Abaxis Inc.	54,218	3,476
*	Acorda Therapeutics Inc.	104,152	3,466
*	Halozyme Therapeutics Inc.	242,293	3,460
*	Ligand Pharmaceuticals Inc.	44,754	3,451
*	Air Methods Corp.	73,395	3,419
	Kindred Healthcare Inc.	142,416	3,388
*	Depomed Inc.	151,108	3,386
*	AMAG Pharmaceuticals Inc.	60,715	3,319
	CONMED Corp.	63,829	3,223
*	Natus Medical Inc.	81,387	3,212
*	Auspex Pharmaceuticals Inc.	31,109	3,119
^	Theravance Inc.	198,164	3,115
*	PTC Therapeutics Inc.	50,920	3,098
*	Neogen Corp.	66,286	3,098
*	Integra LifeSciences Holdings Corp.	50,142	3,091
	Analogic Corp.	33,480	3,043
*,^ MannKind Corp.		582,326	3,028
*,^ Kite Pharma Inc.		51,546	2,973
*	Arena Pharmaceuticals Inc.	645,782	2,822
*	Nektar Therapeutics	253,606	2,790
*	HeartWare International Inc.	31,587	2,772
*	Achillion Pharmaceuticals Inc.	277,869	2,740
*	Array BioPharma Inc.	368,404	2,715
*	Affymetrix Inc.	213,653	2,683
*	Ophthotech Corp.	57,306	2,666
*,^ Keryx Biopharmaceuticals Inc.		201,469	2,565
*	Bio-Reference Laboratories Inc.	72,641	2,560
*	HMS Holdings Corp.	165,381	2,555
*	Emergent Biosolutions Inc.	85,623	2,462
*,^ NewLink Genetics Corp.		44,227	2,420
*	Insys Therapeutics Inc.	41,553	2,415
	PDL BioPharma Inc.	340,572	2,396
*	Wright Medical Group Inc.	91,495	2,361
	Select Medical Holdings Corp.	154,184	2,287
*	ICU Medical Inc.	24,373	2,270
*	Chimerix Inc.	59,890	2,257
*	Momenta Pharmaceuticals Inc.	147,270	2,238
*	Amedisys Inc.	83,058	2,224
*	Accuray Inc.	239,099	2,224
*	Aegerion Pharmaceuticals Inc.	84,941	2,223
*	Ultragenyx Pharmaceutical Inc.	35,132	2,181
*	Cempra Inc.	63,400	2,175
*,^ BioCryst Pharmaceuticals Inc.		235,900	2,130

*	Cardiovascular Systems Inc.	51,410	2,007
*	Portola Pharmaceuticals Inc. Class A	52,690	2,000
*	KYTHERA Biopharmaceuticals Inc.	39,726	1,992
*,^ Foundation Medicine Inc.		41,312	1,988
*	Hyperion Therapeutics Inc.	43,116	1,979
*	Anika Therapeutics Inc.	47,856	1,970
*	MacroGenics Inc.	62,729	1,968
*	Infinity Pharmaceuticals Inc.	139,093	1,945
*	Spectranetics Corp.	55,105	1,915
*	Capital Senior Living Corp.	72,935	1,892
*	Relypsa Inc.	50,900	1,836
*	Dynavax Technologies Corp.	81,281	1,823
*	Tetraphase Pharmaceuticals Inc.	48,800	1,788
*,^ Epizyme Inc.		94,626	1,777
*,^ MiMedx Group Inc.		166,909	1,736
*,^ Juno Therapeutics Inc.		28,406	1,723
*	AngioDynamics Inc.	96,832	1,723
*	Albany Molecular Research Inc.	96,199	1,693
*,^ Exelixis Inc.		656,005	1,686
*	Almost Family Inc.	37,707	1,686
*	ANI Pharmaceuticals Inc.	26,551	1,661
*,^ Inovio Pharmaceuticals Inc.		203,107	1,657
*	Fluidigm Corp.	39,274	1,653
	Ensign Group Inc.	35,174	1,648
*,^ Advaxis Inc.		111,438	1,609
*,^ Omeros Corp.		72,872	1,605
*	Genomic Health Inc.	52,221	1,595
*	BioDelivery Sciences International Inc.	150,729	1,583
*	AtriCure Inc.	77,110	1,580
*	Cynosure Inc. Class A	50,277	1,542
*	ImmunoGen Inc.	170,979	1,530
*	Healthways Inc.	77,611	1,529
*,^ Arrowhead Research Corp.		224,442	1,518
*	Geron Corp.	392,919	1,481
*,^ Ampio Pharmaceuticals Inc.		193,912	1,460
*	CorVel Corp.	42,388	1,459
*	Sangamo BioSciences Inc.	92,412	1,449
*	Merrimack Pharmaceuticals Inc.	121,637	1,445
*,^ BioTime Inc.		287,499	1,429
*	BioScrip Inc.	322,088	1,427
	Atrion Corp.	4,104	1,418
*	Avalanche Biotechnologies Inc.	34,789	1,410
*	Esperion Therapeutics Inc.	15,200	1,408
*,^ Cerus Corp.		333,916	1,392
*	NxStage Medical Inc.	80,325	1,390
*	Agenus Inc.	264,671	1,358
*	Omnicell Inc.	38,249	1,343
*	Endologix Inc.	76,842	1,312
*,^ Orexigen Therapeutics Inc.		164,407	1,287
*,^ Athersys Inc.		427,068	1,230
	Meridian Bioscience Inc.	64,152	1,224
*	PharMerica Corp.	43,345	1,222
*	ArQule Inc.	537,532	1,204
*	Insmed Inc.	57,805	1,202
*	Catalyst Pharmaceutical Partners Inc.	276,282	1,196
*	Cutera Inc.	92,238	1,192
*,^ ZIOPHARM Oncology Inc.		109,853	1,183

*	TherapeuticsMD Inc.	192,715	1,166
	Invacare Corp.	59,377	1,152
*	Theravance Biopharma Inc.	66,087	1,147
*	ChemoCentryx Inc.	151,690	1,145
*	Anthera Pharmaceuticals Inc.	253,568	1,133
*	Quidel Corp.	42,007	1,133
*,^ Sarepta Therapeutics Inc.		85,051	1,129
*	Antares Pharma Inc.	413,327	1,120
*	BioTelemetry Inc.	122,817	1,087
*	Amicus Therapeutics Inc.	94,997	1,034
*,^ Raptor Pharmaceutical Corp.		92,344	1,004
*	Enanta Pharmaceuticals Inc.	32,500	995
*	Hanger Inc.	43,703	992
*	Tornier NV	36,711	963
*	Repligen Corp.	31,571	958
*	Addus HomeCare Corp.	41,208	949
*,^ Coronado Biosciences Inc.		237,089	913
	CryoLife Inc.	86,531	897
*	BioSpecifics Technologies Corp.	22,882	896
*	Merit Medical Systems Inc.	46,428	894
*	IPC Healthcare Inc.	19,084	890
*,^ Accelerate Diagnostics Inc.		39,464	888
*	Corcept Therapeutics Inc.	158,232	886
*	Exactech Inc.	34,489	884
*	Sagent Pharmaceuticals Inc.	37,556	873
*	CTI BioPharma Corp.	476,159	862
*,^ Idera Pharmaceuticals Inc.		231,202	858
*	Dicerna Pharmaceuticals Inc.	35,621	856
*	Zeltiq Aesthetics Inc.	27,712	854
*	SciClone Pharmaceuticals Inc.	95,450	846
*	Curis Inc.	346,109	831
*,^ Organovo Holdings Inc.		230,245	815
*	Alliance HealthCare Services Inc.	36,608	812
*,^ AcelRx Pharmaceuticals Inc.		196,642	759
*	Orthofix International NV	20,831	748
*	BIND Therapeutics Inc.	136,033	747
*	OvaScience Inc.	21,300	740
*	Adeptus Health Inc. Class A	14,420	724
*	Luminex Corp.	45,138	722
*	Triple-S Management Corp. Class B	36,112	718
*	AVEO Pharmaceuticals Inc.	493,700	716
*	Aerie Pharmaceuticals Inc.	22,000	689
*	Sage Therapeutics Inc.	13,521	679
*	Alphatec Holdings Inc.	450,802	654
*	LDR Holding Corp.	17,800	652
*	LHC Group Inc.	19,704	651
*	Aratana Therapeutics Inc.	40,600	650
*	Acceleron Pharma Inc.	16,940	645
*	Durect Corp.	326,659	624
*	Concert Pharmaceuticals Inc.	40,450	613
*	Alimera Sciences Inc.	121,750	610
*	VWR Corp.	23,333	606
*	Karyopharm Therapeutics Inc.	19,802	606
*,^ Galena Biopharma Inc.		424,609	590
*	Immunomedics Inc.	150,892	578
*,^ Biolase Inc.		281,018	568
*	Lexicon Pharmaceuticals Inc.	599,396	566

*	Radius Health Inc.	13,400	552
*	Spectrum Pharmaceuticals Inc.	89,611	544
*,^ VIVUS Inc.		217,970	536
*	Celladon Corp.	28,300	536
*	XenoPort Inc.	75,008	534
*	IGI Laboratories Inc.	64,907	530
*	HealthStream Inc.	20,427	515
*	Surgical Care Affiliates Inc.	14,453	496
*	OraSure Technologies Inc.	73,080	478
	US Physical Therapy Inc.	9,658	459
*	Universal American Corp.	42,372	453
*	Endocyte Inc.	69,245	433
*	Otonomy Inc.	12,231	432
	Digirad Corp.	93,523	425
*	Five Star Quality Care Inc.	94,576	420
*	SurModics Inc.	15,857	413
	National HealthCare Corp.	6,358	405
*	ZS Pharma Inc.	9,617	405
*,^ CytRx Corp.		117,384	396
*	Rigel Pharmaceuticals Inc.	109,592	391
*	Coherus Biosciences Inc.	12,735	389
*	XOMA Corp.	103,772	378
*,^ Unilife Corp.		93,651	376
*	Osiris Therapeutics Inc.	21,027	370
*	Vascular Solutions Inc.	12,069	366
*	Sequenom Inc.	85,701	339
*,^ Apricus Biosciences Inc.		172,527	323
*	GenMark Diagnostics Inc.	24,632	320
*	Columbia Laboratories Inc.	51,226	318
*	PRA Health Sciences Inc.	10,932	315
*	Calithera Biosciences Inc.	18,562	305
*	Zogenix Inc.	220,124	302
*	Amphastar Pharmaceuticals Inc.	20,061	300
*	Retrophin Inc.	12,516	300
*	Akebia Therapeutics Inc.	26,220	291
*	Cytokinetics Inc.	42,787	290
*	Pernix Therapeutics Holdings Inc.	26,805	287
*,^ Neuralstem Inc.		149,054	283
*	OncoMed Pharmaceuticals Inc.	10,900	281
*	Bellicum Pharmaceuticals Inc.	12,035	279
*	NeoGenomics Inc.	59,111	276
*	Rockwell Medical Inc.	25,143	275
*	Progenics Pharmaceuticals Inc.	45,491	272
*	Vanda Pharmaceuticals Inc.	28,224	262
*	Harvard Bioscience Inc.	45,022	262
*	Navidea Biopharmaceuticals Inc.	158,410	252
*	RTI Surgical Inc.	50,534	250
*	Dermira Inc.	15,936	245
*,^ Synergy Pharmaceuticals Inc.		52,523	243
*	POZEN Inc.	31,094	240
*	Enzo Biochem Inc.	81,108	239
*	Regulus Therapeutics Inc.	14,100	239
*	Ardelyx Inc.	18,036	236
*	Wright Medical Group Inc. CVR	50,806	218
*	Alexza Pharmaceuticals Inc.	104,627	217
*	CorMedix Inc.	21,900	215
*	Supernus Pharmaceuticals Inc.	17,372	210

*	Repros Therapeutics Inc.	23,614	203
*	Biodel Inc.	145,521	173
*	Spark Therapeutics Inc.	2,218	172
*	STAAR Surgical Co.	22,704	169
*	RadNet Inc.	19,852	167
*,^ Cytori Therapeutics Inc.		139,519	165
*,^ Acura Pharmaceuticals Inc.		205,102	162
*	INC Research Holdings Inc. Class A	4,933	161
*	Northwest Biotherapeutics Inc.	21,900	161
*	Hooper Holmes Inc.	300,038	156
*	Genesis Healthcare Inc.	21,297	152
*	Inogen Inc.	4,740	152
	Enzon Pharmaceuticals Inc.	141,847	150
*	Symmetry Surgical Inc.	20,007	147
*,^ BG Medicine Inc.		180,678	146
	LeMaitre Vascular Inc.	17,245	144
*	Cumberland Pharmaceuticals Inc.	21,189	141
*	Derma Sciences Inc.	16,573	140
*	Nevro Corp.	2,822	135
*	Five Prime Therapeutics Inc.	5,800	133
*	Peregrine Pharmaceuticals Inc.	98,096	132
*	Paratek Pharmaceuticals Inc.	4,104	128
*,^ EnteroMedics Inc.		140,131	128
*,^ iBio Inc.		165,700	126
*	Stemline Therapeutics Inc.	8,700	126
*	Versartis Inc.	6,517	120
*,^ Hansen Medical Inc.		135,025	117
*	Achaogen Inc.	11,833	115
*	AdCare Health Systems Inc.	25,016	110
*	Bovie Medical Corp.	45,545	109
*	K2M Group Holdings Inc.	4,700	104
*	Pain Therapeutics Inc.	51,137	97
*	InfuSystems Holdings Inc.	34,480	93
*	Synergetics USA Inc.	16,877	91
*	Vical Inc.	96,241	91
*	TG Therapeutics Inc.	5,400	84
*	Oncothyreon Inc.	51,256	84
*	Entellus Medical Inc.	3,648	80
*	Flex Pharma Inc.	4,040	79
	Psychemedics Corp.	4,661	77
*	Vericel Corp.	20,679	76
*	Tandem Diabetes Care Inc.	6,010	76
*	Discovery Laboratories Inc.	62,288	74
*	Avinger Inc.	6,264	69
*	Targacept Inc.	21,867	65
*	ARCA biopharma Inc.	81,100	65
*	MEI Pharma Inc.	31,787	57
*	Actinium Pharmaceuticals Inc.	23,000	57
*	Celsion Corp.	21,241	57
*	Venaxis Inc.	122,333	57
*	ERBA Diagnostics Inc.	15,727	55
*	Threshold Pharmaceuticals Inc.	13,478	55
*	Heska Corp.	1,924	50
*	Synta Pharmaceuticals Corp.	25,225	49
*	CEL-SCI Corp.	46,377	49
*,^ GTx Inc.		69,694	47
*	Sunesis Pharmaceuticals Inc.	18,400	45

* Zafgen Inc.	1,100	44
* Perseon Corp.	102,783	42
* Mast Therapeutics Inc.	81,953	40
* Ocular Therapeutix Inc.	910	38
* Harvard Apparatus Regenerative Technology Inc.	11,255	37
* Argos Therapeutics Inc.	3,850	34
* CASI Pharmaceuticals Inc.	22,562	33
* StemCells Inc.	27,652	28
* Cancer Genetics Inc.	3,500	27
* Neothetics Inc.	3,040	25
* Presbia plc	3,100	23
* Hemispherx Biopharma Inc.	96,879	22
* MGC Diagnostics Corp.	2,800	21
* Invitae Corp.	1,213	20
* Vital Therapies Inc.	800	20
* Cesca Therapeutics Inc.	22,057	20
* Oculus Innovative Sciences Inc.	23,597	20
* Cardica Inc.	29,575	19
* ADMA Biologics Inc.	1,800	18
* Veracyte Inc.	2,228	16
* Stereotaxis Inc.	7,252	15
* Sucampo Pharmaceuticals Inc. Class A	958	15
Diversicare Healthcare Services Inc.	800	11
* EPIRUS Biopharmaceuticals Inc.	1,003	9
* Cleveland BioLabs Inc.	1,765	6
* CAS Medical Systems Inc.	4,100	5
* Delcath Systems Inc.	4,736	5
* Onconova Therapeutics Inc.	1,800	4
Utah Medical Products Inc.	68	4
* OncoGenex Pharmaceuticals Inc.	1,867	4
Birner Dental Management Services Inc.	265	4
Daxor Corp.	161	1
* ProPhase Labs Inc.	465	1
* Nanosphere Inc.	759	—
* Vision Sciences Inc.	140	—
		5,953,813
Industrials (12.6%)
General Electric Co.	19,000,877	471,412
3M Co.	1,201,044	198,112
United Technologies Corp.	1,630,633	191,110
Union Pacific Corp.	1,667,484	180,605
Boeing Co.	1,199,545	180,028
Honeywell International Inc.	1,406,918	146,756
United Parcel Service Inc. Class B	1,346,278	130,508
Accenture plc Class A	1,188,542	111,354
Lockheed Martin Corp.	507,576	103,018
Danaher Corp.	1,135,156	96,375
Caterpillar Inc.	1,147,004	91,795
FedEx Corp.	509,300	84,264
Automatic Data Processing Inc.	899,015	76,992
Emerson Electric Co.	1,296,484	73,407
General Dynamics Corp.	533,535	72,417
Raytheon Co.	581,572	63,537
CSX Corp.	1,876,482	62,149
Northrop Grumman Corp.	375,431	60,429
Eaton Corp. plc	885,347	60,150
Norfolk Southern Corp.	581,665	59,865

Illinois Tool Works Inc.	610,282	59,283
Deere & Co.	642,456	56,337
Precision Castparts Corp.	268,236	56,330
TE Connectivity Ltd.	768,681	55,053
* LinkedIn Corp. Class A	207,011	51,724
Waste Management Inc.	868,735	47,111
Cummins Inc.	327,166	45,358
Sherwin-Williams Co.	153,253	43,600
PACCAR Inc.	670,879	42,359
Fidelity National Information Services Inc.	536,971	36,546
* Fiserv Inc.	451,774	35,871
Amphenol Corp. Class A	586,990	34,591
Tyco International plc	794,881	34,228
* Alliance Data Systems Corp.	115,131	34,108
Ingersoll-Rand plc	498,459	33,935
Roper Industries Inc.	189,996	32,679
Parker-Hannifin Corp.	269,672	32,032
Paychex Inc.	618,627	30,693
Rockwell Automation Inc.	256,410	29,741
WW Grainger Inc.	116,204	27,402
Agilent Technologies Inc.	635,759	26,416
Xerox Corp.	2,000,017	25,700
AMETEK Inc.	461,939	24,270
Rockwell Collins Inc.	250,350	24,171
* Stericycle Inc.	160,811	22,583
* FleetCor Technologies Inc.	147,596	22,275
Pentair plc	345,267	21,714
Dover Corp.	310,543	21,465
Kansas City Southern	208,955	21,330
Vulcan Materials Co.	249,417	21,026
Textron Inc.	471,527	20,903
Fastenal Co.	503,554	20,865
CH Robinson Worldwide Inc.	276,990	20,281
Pall Corp.	201,925	20,271
TransDigm Group Inc.	89,792	19,639
* Verisk Analytics Inc. Class A	269,306	19,228
Republic Services Inc. Class A	467,716	18,971
* Sensata Technologies Holding NV	320,470	18,411
Ball Corp.	259,954	18,363
Masco Corp.	669,023	17,863
L-3 Communications Holdings Inc.	140,630	17,690
* Mettler-Toledo International Inc.	53,646	17,631
Towers Watson & Co. Class A	131,719	17,411
Sealed Air Corp.	379,725	17,300
Rock-Tenn Co. Class A	264,870	17,084
Martin Marietta Materials Inc.	120,895	16,901
* United Rentals Inc.	182,719	16,657
Expeditors International of Washington Inc.	344,886	16,617
Wabtec Corp.	173,326	16,468
Fluor Corp.	279,732	15,989
MeadWestvaco Corp.	317,014	15,809
JB Hunt Transport Services Inc.	176,531	15,075
Robert Half International Inc.	243,136	14,715
Packaging Corp. of America	186,228	14,561
Cintas Corp.	177,676	14,504
Flowserve Corp.	256,034	14,463
Fortune Brands Home & Security Inc.	300,434	14,265

* Crown Holdings Inc.	262,968	14,206
* Spirit AeroSystems Holdings Inc. Class A	267,129	13,947
Acuity Brands Inc.	82,152	13,815
* Flextronics International Ltd.	1,087,328	13,782
ADT Corp.	327,711	13,607
Huntington Ingalls Industries Inc.	91,495	12,823
ManpowerGroup Inc.	148,666	12,808
B/E Aerospace Inc.	199,398	12,686
Broadridge Financial Solutions Inc.	228,831	12,588
* Trimble Navigation Ltd.	490,790	12,368
Xylem Inc.	345,256	12,091
Total System Services Inc.	315,404	12,033
* Keysight Technologies Inc.	317,835	11,808
Valspar Corp.	140,055	11,769
Global Payments Inc.	127,002	11,644
Avnet Inc.	258,352	11,497
* CoStar Group Inc.	58,093	11,493
* Quanta Services Inc.	402,322	11,478
Carlisle Cos. Inc.	123,132	11,406
IDEX Corp.	149,265	11,319
* Arrow Electronics Inc.	181,997	11,129
Allegion plc	181,215	11,085
* Jacobs Engineering Group Inc.	245,168	11,072
PerkinElmer Inc.	214,047	10,946
Allison Transmission Holdings Inc.	341,027	10,892
Jack Henry & Associates Inc.	154,848	10,822
Waste Connections Inc.	223,192	10,744
Hubbell Inc. Class B	97,419	10,679
Trinity Industries Inc.	294,822	10,469
* Vantiv Inc. Class A	275,582	10,389
^ Chicago Bridge & Iron Co. NV	204,709	10,084
* Old Dominion Freight Line Inc.	130,242	10,068
Donaldson Co. Inc.	262,260	9,890
* Genesee & Wyoming Inc. Class A	99,989	9,643
Ryder System Inc.	100,275	9,515
AO Smith Corp.	144,241	9,471
Hexcel Corp.	181,218	9,318
* HD Supply Holdings Inc.	296,854	9,248
Owens Corning	211,933	9,198
* AECOM	294,587	9,079
Graphic Packaging Holding Co.	619,503	9,008
* Zebra Technologies Corp.	96,483	8,752
Nordson Corp.	111,486	8,734
Sonoco Products Co.	191,924	8,725
Bemis Co. Inc.	187,642	8,690
Exelis Inc.	353,524	8,615
* Orbital ATK Inc.	112,241	8,601
Lincoln Electric Holdings Inc.	131,341	8,588
Lennox International Inc.	76,246	8,516
FLIR Systems Inc.	266,778	8,345
MAXIMUS Inc.	124,738	8,328
* Berry Plastics Group Inc.	225,372	8,156
Graco Inc.	111,720	8,062
* WEX Inc.	73,511	7,892
* Colfax Corp.	164,252	7,840
AptarGroup Inc.	122,728	7,796
* Cognex Corp.	155,908	7,731

Jabil Circuit Inc.	329,983	7,715
* Kirby Corp.	101,879	7,646
Eagle Materials Inc.	90,593	7,570
Belden Inc.	80,640	7,545
MDU Resources Group Inc.	349,615	7,461
World Fuel Services Corp.	129,772	7,459
Toro Co.	104,599	7,334
Oshkosh Corp.	149,866	7,312
RR Donnelley & Sons Co.	378,575	7,265
* Owens-Illinois Inc.	311,218	7,258
Joy Global Inc.	185,128	7,253
* Genpact Ltd.	307,579	7,151
AGCO Corp.	148,275	7,064
Air Lease Corp. Class A	184,358	6,958
ITT Corp.	172,587	6,888
MSC Industrial Direct Co. Inc. Class A	92,084	6,648
* Teledyne Technologies Inc.	61,907	6,607
Deluxe Corp.	94,623	6,555
* USG Corp.	244,622	6,531
Babcock & Wilcox Co.	202,301	6,492
Timken Co.	151,365	6,379
Regal-Beloit Corp.	78,704	6,290
CLARCOR Inc.	95,128	6,284
National Instruments Corp.	194,391	6,228
* Esterline Technologies Corp.	54,023	6,181
* XPO Logistics Inc.	135,442	6,159
* Generac Holdings Inc.	126,224	6,146
Watsco Inc.	48,493	6,096
FEI Co.	79,321	6,055
Curtiss-Wright Corp.	81,564	6,031
* IPG Photonics Corp.	64,279	5,959
SPX Corp.	69,935	5,937
* WESCO International Inc.	84,479	5,904
Triumph Group Inc.	95,547	5,706
Woodward Inc.	110,922	5,658
Landstar System Inc.	85,069	5,640
* Euronet Worldwide Inc.	94,731	5,565
Manitowoc Co. Inc.	256,780	5,536
Crane Co.	88,625	5,531
EnerSys	85,348	5,483
* Clean Harbors Inc.	96,494	5,479
EMCOR Group Inc.	116,407	5,409
* Moog Inc. Class A	71,946	5,400
* CoreLogic Inc.	152,946	5,394
^ Valmont Industries Inc.	43,175	5,305
Booz Allen Hamilton Holding Corp. Class A	182,328	5,277
Terex Corp.	193,435	5,143
Corporate Executive Board Co.	63,844	5,099
Kennametal Inc.	149,969	5,052
Covanta Holding Corp.	221,877	4,977
HEICO Corp. Class A	99,340	4,921
Silgan Holdings Inc.	83,968	4,881
GATX Corp.	83,938	4,867
Con-way Inc.	109,342	4,825
* DigitalGlobe Inc.	141,263	4,813
* Louisiana-Pacific Corp.	270,158	4,460
* Swift Transportation Co.	164,375	4,277

	Littelfuse Inc.	42,914	4,265
*	Rexnord Corp.	154,631	4,127
*	Advisory Board Co.	76,076	4,053
*	Anixter International Inc.	53,069	4,040
	KBR Inc.	275,561	3,990
*,^ Ambarella Inc.		51,683	3,913
*	Cimpress NV	46,368	3,913
	Mueller Industries Inc.	108,105	3,906
*	Armstrong World Industries Inc.	67,860	3,900
	Convergys Corp.	169,916	3,886
*	KLX Inc.	100,351	3,868
	Matson Inc.	91,394	3,853
*	Sanmina Corp.	157,425	3,808
	Barnes Group Inc.	93,330	3,779
	Methode Electronics Inc.	79,719	3,750
	ABM Industries Inc.	117,174	3,733
	Knight Transportation Inc.	115,196	3,715
*	Masonite International Corp.	54,142	3,642
*	FTI Consulting Inc.	96,715	3,623
	Vishay Intertechnology Inc.	257,190	3,554
	Mobile Mini Inc.	82,936	3,536
*	Coherent Inc.	53,439	3,471
*	Universal Display Corp.	73,843	3,452
*	On Assignment Inc.	89,277	3,426
*	WageWorks Inc.	64,008	3,414
	UniFirst Corp.	28,997	3,413
	G&K Services Inc. Class A	46,492	3,372
	Aircastle Ltd.	146,983	3,301
*	Benchmark Electronics Inc.	136,534	3,281
	RBC Bearings Inc.	42,703	3,268
	Applied Industrial Technologies Inc.	71,227	3,229
*	Cardtronics Inc.	84,958	3,194
*	OSI Systems Inc.	42,588	3,163
*	Greatbatch Inc.	53,453	3,092
*	Knowles Corp.	159,811	3,080
	Simpson Manufacturing Co. Inc.	81,575	3,048
	Apogee Enterprises Inc.	70,557	3,048
	Heartland Payment Systems Inc.	64,689	3,031
	Outerwall Inc.	45,471	3,007
*	AMN Healthcare Services Inc.	128,881	2,973
	United Stationers Inc.	72,252	2,962
	MSA Safety Inc.	58,940	2,940
	AZZ Inc.	62,649	2,919
	Actuant Corp. Class A	122,787	2,915
	Albany International Corp.	73,265	2,912
*	FARO Technologies Inc.	46,800	2,908
*	Astronics Corp.	39,218	2,890
*	GenCorp Inc.	123,683	2,868
*	Huron Consulting Group Inc.	43,284	2,863
*	Navistar International Corp.	96,943	2,860
	Franklin Electric Co. Inc.	74,815	2,853
	Tetra Tech Inc.	118,638	2,850
	Watts Water Technologies Inc. Class A	50,796	2,795
*	Proto Labs Inc.	39,660	2,776
^	Greenbrier Cos. Inc.	47,488	2,754
*,^ NeuStar Inc. Class A		111,719	2,751
	EnPro Industries Inc.	41,115	2,712

AAON Inc.	109,939	2,697
Brink's Co.	97,326	2,689
Harsco Corp.	155,356	2,681
Forward Air Corp.	47,935	2,603
Heartland Express Inc.	108,783	2,585
Standex International Corp.	31,372	2,577
* Itron Inc.	70,548	2,576
* Hub Group Inc. Class A	65,077	2,557
TAL International Group Inc.	62,560	2,548
* PHH Corp.	104,571	2,527
EVERTEC Inc.	114,545	2,504
AAR Corp.	81,544	2,503
* ExamWorks Group Inc.	59,934	2,494
Korn/Ferry International	75,451	2,480
Mueller Water Products Inc. Class A	250,459	2,467
* Plexus Corp.	60,306	2,459
Badger Meter Inc.	40,677	2,438
* Trex Co. Inc.	44,470	2,425
* TriMas Corp.	78,485	2,417
Brady Corp. Class A	85,141	2,409
ESCO Technologies Inc.	60,319	2,351
US Ecology Inc.	47,017	2,349
* Headwaters Inc.	126,794	2,325
Granite Construction Inc.	65,964	2,318
Insperity Inc.	44,041	2,303
TimkenSteel Corp.	86,505	2,290
Werner Enterprises Inc.	72,466	2,276
* Atlas Air Worldwide Holdings Inc.	52,094	2,241
Exponent Inc.	25,014	2,224
* American Woodmark Corp.	40,513	2,217
Greif Inc. Class A	55,216	2,168
* MasTec Inc.	112,289	2,167
CIRCOR International Inc.	39,598	2,166
Astec Industries Inc.	50,154	2,151
Comfort Systems USA Inc.	101,574	2,137
ArcBest Corp.	56,287	2,133
* Veeco Instruments Inc.	68,984	2,107
Altra Industrial Motion Corp.	74,071	2,047
* UTi Worldwide Inc.	163,910	2,016
* Boise Cascade Co.	53,240	1,994
Celadon Group Inc.	73,056	1,989
* Rogers Corp.	24,178	1,988
Alamo Group Inc.	31,302	1,976
* TriNet Group Inc.	54,611	1,924
* TASER International Inc.	79,506	1,917
Acacia Research Corp.	173,634	1,858
Federal Signal Corp.	116,407	1,838
CTS Corp.	100,421	1,807
Griffon Corp.	101,836	1,775
* Meritor Inc.	139,437	1,758
* ExlService Holdings Inc.	46,843	1,743
General Cable Corp.	100,139	1,725
Sturm Ruger & Co. Inc.	34,702	1,722
MTS Systems Corp.	22,723	1,719
Universal Forest Products Inc.	30,934	1,716
Otter Tail Corp.	53,161	1,710
* Wesco Aircraft Holdings Inc.	109,659	1,680

Materion Corp.	43,545	1,673
* II-VI Inc.	89,420	1,651
* Monster Worldwide Inc.	260,096	1,649
Quanex Building Products Corp.	81,754	1,614
Marten Transport Ltd.	69,124	1,604
Cubic Corp.	30,496	1,579
* Covenant Transportation Group Inc. Class A	47,075	1,561
* CBIZ Inc.	166,916	1,557
* ARC Document Solutions Inc.	164,039	1,514
Kaman Corp.	35,499	1,506
Tennant Co.	22,998	1,503
Myers Industries Inc.	83,524	1,464
Raven Industries Inc.	71,348	1,460
* Dice Holdings Inc.	163,340	1,457
Heidrick & Struggles International Inc.	58,367	1,435
* LifeLock Inc.	101,380	1,430
Checkpoint Systems Inc.	131,614	1,424
Park-Ohio Holdings Corp.	26,999	1,422
H&E Equipment Services Inc.	55,862	1,396
* CRA International Inc.	44,811	1,395
AVX Corp.	97,640	1,393
American Railcar Industries Inc.	27,992	1,392
* Aegion Corp. Class A	75,694	1,366
* Saia Inc.	30,293	1,342
* Builders FirstSource Inc.	200,662	1,338
Kadant Inc.	24,738	1,301
* Rofin-Sinar Technologies Inc.	53,561	1,298
* Imperva Inc.	30,364	1,297
* Cross Country Healthcare Inc.	108,459	1,286
* EnerNOC Inc.	112,464	1,282
TeleTech Holdings Inc.	50,076	1,274
* Sykes Enterprises Inc.	51,044	1,268
Barrett Business Services Inc.	29,194	1,251
* TrueBlue Inc.	51,292	1,249
Lindsay Corp.	16,299	1,243
Argan Inc.	33,535	1,213
* Tutor Perini Corp.	51,317	1,198
* PAM Transportation Services Inc.	20,494	1,174
Daktronics Inc.	108,468	1,173
* Global Cash Access Holdings Inc.	151,155	1,152
* Air Transport Services Group Inc.	122,354	1,128
McGrath RentCorp	33,664	1,108
Black Box Corp.	52,300	1,095
ManTech International Corp. Class A	31,995	1,086
* Ducommun Inc.	41,825	1,083
Ennis Inc.	76,648	1,082
Multi-Color Corp.	15,587	1,081
* Era Group Inc.	51,662	1,077
* GP Strategies Corp.	29,017	1,074
* Franklin Covey Co.	54,884	1,057
Columbus McKinnon Corp.	39,135	1,054
* Accuride Corp.	223,172	1,040
American Science & Engineering Inc.	21,149	1,033
NN Inc.	40,816	1,024
* Bazaarvoice Inc.	179,632	1,015
* Wabash National Corp.	71,596	1,009
Gorman-Rupp Co.	33,255	996

John Bean Technologies Corp.	27,337	976
Sun Hydraulics Corp.	22,809	943
Textainer Group Holdings Ltd.	30,785	923
Insteel Industries Inc.	42,464	918
Resources Connection Inc.	52,079	911
* Fabrinet	47,405	900
* GrafTech International Ltd.	229,081	891
* Lydall Inc.	27,960	887
* DXP Enterprises Inc.	20,052	884
* Lionbridge Technologies Inc.	153,882	880
* Smith & Wesson Holding Corp.	68,259	869
* PGT Inc.	77,165	862
* Team Inc.	21,676	845
Kforce Inc.	37,720	842
Cass Information Systems Inc.	14,946	839
* Nortek Inc.	9,396	829
Encore Wire Corp.	21,756	824
* Engility Holdings Inc.	27,290	820
* Navigant Consulting Inc.	62,747	813
* M/A-COM Technology Solutions Holdings Inc.	21,735	810
Powell Industries Inc.	23,497	793
Advanced Drainage Systems Inc.	26,334	788
Information Services Group Inc.	194,242	775
Primoris Services Corp.	44,917	772
* Newport Corp.	40,405	770
* CAI International Inc.	30,972	761
* Patrick Industries Inc.	12,040	750
* Landec Corp.	53,668	749
* Furmanite Corp.	94,679	747
* US Concrete Inc.	21,820	739
* Aerovironment Inc.	27,528	730
LB Foster Co. Class A	15,244	724
* ICF International Inc.	17,547	717
Schnitzer Steel Industries Inc.	44,690	709
Dynamic Materials Corp.	54,704	699
* Thermon Group Holdings Inc.	28,950	697
Hyster-Yale Materials Handling Inc.	9,387	688
* Roadrunner Transportation Systems Inc.	27,181	687
* NCI Building Systems Inc.	39,568	684
CECO Environmental Corp.	64,203	681
* TTM Technologies Inc.	75,417	680
* Quality Distribution Inc.	65,528	677
Quad/Graphics Inc.	29,269	673
CDI Corp.	46,883	659
* Gibraltar Industries Inc.	39,034	641
* RPX Corp.	41,571	598
Miller Industries Inc.	24,364	597
ModusLink Global Solutions Inc.	153,608	591
* Rentrak Corp.	10,114	562
* Cenveo Inc.	262,017	561
* Echo Global Logistics Inc.	20,381	556
Crawford & Co. Class B	63,879	552
Crawford & Co. Class A	73,052	552
Kelly Services Inc. Class A	31,582	551
Kimball International Inc. Class B	51,764	542
United States Lime & Minerals Inc.	8,186	528
Park Electrochemical Corp.	24,221	522

	Houston Wire & Cable Co.	52,411	510
*	PowerSecure International Inc.	38,435	506
	Landauer Inc.	14,199	499
	Graham Corp.	20,640	495
*	Maxwell Technologies Inc.	61,076	492
*	Kimball Electronics Inc.	33,648	476
*,^ Capstone Turbine Corp.		717,908	467
	NVE Corp.	6,690	461
*	Great Lakes Dredge & Dock Corp.	76,493	460
*	Lawson Products Inc.	19,589	455
*	Continental Building Products Inc.	20,110	454
*	Kemet Corp.	108,012	447
*	YRC Worldwide Inc.	24,854	446
*	Commercial Vehicle Group Inc.	69,313	446
	NACCO Industries Inc. Class A	8,389	445
*	MYR Group Inc.	13,959	437
	Electro Scientific Industries Inc.	69,591	430
*	Ameresco Inc. Class A	57,389	425
*	Vicor Corp.	27,927	424
*	Multi-Fineline Electronix Inc.	23,168	423
	Bel Fuse Inc. Class B	21,864	416
	Electro Rent Corp.	36,293	412
	HEICO Corp.	6,637	405
	Viad Corp.	14,537	404
*	Ply Gem Holdings Inc.	31,039	403
	Eastern Co.	19,602	393
	Universal Technical Institute Inc.	40,610	390
*,^ AM Castle & Co.		106,551	389
*	Kratos Defense & Security Solutions Inc.	68,262	377
*	Casella Waste Systems Inc. Class A	68,508	377
*	Northwest Pipe Co.	16,293	374
	Hardinge Inc.	31,532	366
*	Vishay Precision Group Inc.	22,868	364
*	CTPartners Executive Search Inc.	69,503	348
	Allied Motion Technologies Inc.	10,339	343
	LSI Industries Inc.	40,082	327
*	CUI Global Inc.	55,345	324
*	AEP Industries Inc.	5,711	314
*	BlueLinx Holdings Inc.	278,526	301
*	Control4 Corp.	24,960	299
*	Orion Marine Group Inc.	33,320	295
*	Arotech Corp.	92,751	288
*	Heritage-Crystal Clean Inc.	23,489	275
*	Active Power Inc.	122,510	268
	Spartan Motors Inc.	54,514	264
*	CyberOptics Corp.	25,135	253
*	InnerWorkings Inc.	37,219	250
*	GSI Group Inc.	18,624	248
*,^ ClearSign Combustion Corp.		46,606	247
*	Magnetek Inc.	6,279	242
	Hurco Cos. Inc.	7,342	242
	International Shipholding Corp.	19,624	238
*,^ Energy Recovery Inc.		91,692	237
*	Echelon Corp.	249,529	237
*	USA Truck Inc.	8,258	229
*	Adept Technology Inc.	36,510	225
*	Fuel Tech Inc.	71,059	222

*	American Superconductor Corp.	34,459	222
*	Layne Christensen Co.	42,527	213
	Mesa Laboratories Inc.	2,907	210
*	Summit Materials Inc. Class A	9,092	201
	Global Power Equipment Group Inc.	14,735	194
*	Mistras Group Inc.	9,970	192
*	Ballantyne Strong Inc.	42,291	192
*	Intevac Inc.	30,977	190
*	Inovalon Holdings Inc. Class A	6,138	185
*,^ Nuverra Environmental Solutions Inc.		50,159	179
	FreightCar America Inc.	5,522	174
*	ServiceSource International Inc.	54,970	170
	Eagle Bulk Shipping Inc.	22,911	169
*	Broadwind Energy Inc.	31,113	156
*	Xerium Technologies Inc.	8,965	145
*	Radiant Logistics Inc.	28,000	145
*	TRC Cos. Inc.	17,053	142
*	Hudson Global Inc.	48,253	132
*	UFP Technologies Inc.	5,749	131
*	PRGX Global Inc.	32,040	129
*	Goldfield Corp.	63,860	124
*	Sterling Construction Co. Inc.	27,200	123
*,^ ExOne Co.		8,979	123
*	Willis Lease Finance Corp.	6,584	122
*	Sparton Corp.	4,933	121
	VSE Corp.	1,475	121
*	Power Solutions International Inc.	1,862	120
*	StarTek Inc.	15,981	119
*	Innovative Solutions & Support Inc.	31,038	118
*	LMI Aerospace Inc.	9,475	116
*	Planar Systems Inc.	16,117	101
	National Research Corp. Class B	3,096	99
*	MicroVision Inc.	28,005	96
*	Frequency Electronics Inc.	6,878	96
*	API Technologies Corp.	45,257	94
*	Higher One Holdings Inc.	37,954	92
*	Hill International Inc.	24,339	87
	Douglas Dynamics Inc.	3,473	79
	Global Brass & Copper Holdings Inc.	4,756	73
*	SL Industries Inc.	1,698	73
	AMCON Distributing Co.	900	72
	Richardson Electronics Ltd.	7,894	71
*,^ Odyssey Marine Exploration Inc.		99,418	70
	Lincoln Educational Services Corp.	30,118	69
*	American Electric Technologies Inc.	16,080	68
	Twin Disc Inc.	3,509	62
*	Air T Inc.	2,500	61
*	Stock Building Supply Holdings Inc.	3,300	60
*	Perma-Fix Environmental Services	15,311	59
*,^ UQM Technologies Inc.		52,587	58
*,^ Lightbridge Corp.		45,232	56
*	Rubicon Technology Inc.	13,744	54
	Supreme Industries Inc. Class A	6,861	54
*	Tecumseh Products Co.	18,215	52
*	Key Technology Inc.	3,973	51
*	IEC Electronics Corp.	13,361	50
*	Synthesis Energy Systems Inc.	43,351	45

*	Metalico Inc.	119,793	44
*,^ Document Security Systems Inc.		119,798	43
*	Asure Software Inc.	7,363	42
*	Orion Energy Systems Inc.	13,216	41
*	Mattersight Corp.	6,659	41
*	Ultralife Corp.	9,678	39
*,^ Revolution Lighting Technologies Inc.		33,852	38
	Sypris Solutions Inc.	15,958	36
*	Paylocity Holding Corp.	1,230	35
*	Onvia Inc.	6,351	29
*	AeroCentury Corp.	2,175	29
*	Erickson Inc.	6,609	29
*	Cartesian Inc.	7,826	28
*	Transcat Inc.	2,800	27
	Bel Fuse Inc. Class A	1,477	27
*	Essex Rental Corp.	19,739	26
*	Research Frontiers Inc.	4,224	26
*	Viasystems Group Inc.	1,396	24
	National Research Corp. Class A	1,642	24
*	Hudson Technologies Inc.	5,527	23
*	Industrial Services of America Inc.	5,080	23
*	Rand Logistics Inc.	6,796	22
*	Turtle Beach Corp.	11,768	22
*	PMFG Inc.	4,555	21
*	Yodlee Inc.	1,514	20
*	Patriot Transportation Holding Inc.	794	20
	Omega Flex Inc.	666	17
	Greif Inc. Class B	318	15
*	Swisher Hygiene Inc.	7,873	15
*	Gencor Industries Inc.	1,450	15
	Art's-Way Manufacturing Co. Inc.	2,553	12
	Universal Truckload Services Inc.	360	9
*	Sharps Compliance Corp.	1,172	7
*	American DG Energy Inc.	15,120	7
*	Breeze-Eastern Corp.	401	4
	Ecology and Environment Inc.	450	4
*	Wireless Telecom Group Inc.	1,403	4
*	Integrated Electrical Services Inc.	246	2
*	Video Display Corp.	47	—
			5,434,850
Oil & Gas (7.3%)
	Exxon Mobil Corp.	7,936,829	674,630
	Chevron Corp.	3,557,507	373,467
	Schlumberger Ltd.	2,418,018	201,759
	ConocoPhillips	2,330,108	145,073
	Kinder Morgan Inc.	3,224,325	135,615
	Occidental Petroleum Corp.	1,458,047	106,437
	EOG Resources Inc.	1,037,713	95,148
	Phillips 66	1,028,354	80,829
	Anadarko Petroleum Corp.	958,654	79,386
	Halliburton Co.	1,527,364	67,021
	Williams Cos. Inc.	1,273,663	64,435
	Valero Energy Corp.	974,186	61,978
	Marathon Petroleum Corp.	530,189	54,286
	Baker Hughes Inc.	822,243	52,278
	Pioneer Natural Resources Co.	281,900	46,093
	Spectra Energy Corp.	1,269,654	45,923

	Devon Energy Corp.	739,012	44,570
	Apache Corp.	712,418	42,980
	National Oilwell Varco Inc.	775,805	38,783
	Noble Energy Inc.	731,933	35,792
	Hess Corp.	509,209	34,560
	Marathon Oil Corp.	1,277,205	33,348
*	Cheniere Energy Inc.	403,224	31,210
*	Concho Resources Inc.	225,271	26,113
	EQT Corp.	286,903	23,776
	Cabot Oil & Gas Corp.	781,962	23,091
	Tesoro Corp.	238,038	21,730
	Cimarex Energy Co.	165,864	19,089
*	Southwestern Energy Co.	727,717	16,876
*	Cameron International Corp.	371,816	16,776
*	FMC Technologies Inc.	439,060	16,250
*	Weatherford International plc	1,318,941	16,223
^	Chesapeake Energy Corp.	1,132,984	16,043
	Range Resources Corp.	303,770	15,808
	HollyFrontier Corp.	370,462	14,919
	Murphy Oil Corp.	319,261	14,878
	Helmerich & Payne Inc.	193,681	13,184
*	Whiting Petroleum Corp.	387,266	11,967
	OGE Energy Corp.	377,792	11,942
*	Dresser-Rand Group Inc.	145,221	11,669
*	Newfield Exploration Co.	301,863	10,592
	Oceaneering International Inc.	188,697	10,176
^	Transocean Ltd.	651,837	9,562
	Ensco plc Class A	443,807	9,351
	Energen Corp.	138,676	9,153
	Targa Resources Corp.	93,439	8,951
^	Core Laboratories NV	82,269	8,596
*	First Solar Inc.	142,373	8,512
*	Diamondback Energy Inc.	105,899	8,137
*	Continental Resources Inc.	176,214	7,695
*	Gulfport Energy Corp.	162,171	7,445
	Nabors Industries Ltd.	525,176	7,169
	QEP Resources Inc.	338,261	7,053
	Western Refining Inc.	140,111	6,920
	Noble Corp. plc	483,535	6,905
	SemGroup Corp. Class A	82,333	6,697
	SM Energy Co.	127,860	6,608
	Superior Energy Services Inc.	285,924	6,388
*	Cobalt International Energy Inc.	662,209	6,231
	PBF Energy Inc. Class A	162,467	5,511
	Patterson-UTI Energy Inc.	263,755	4,952
	Denbury Resources Inc.	667,655	4,867
*	Dril-Quip Inc.	71,037	4,858
*	Antero Resources Corp.	130,345	4,604
*	Carrizo Oil & Gas Inc.	91,223	4,529
	California Resources Corp.	585,285	4,454
*	NOW Inc.	203,203	4,397
*,^ Ultra Petroleum Corp.		275,419	4,305
*	WPX Energy Inc.	385,758	4,216
	Rowan Cos. plc Class A	236,438	4,187
	Exterran Holdings Inc.	124,003	4,163
	Delek US Holdings Inc.	102,439	4,072
*	PDC Energy Inc.	74,979	4,052

*	Oil States International Inc.	99,943	3,975
^	Diamond Offshore Drilling Inc.	128,752	3,449
	Bristow Group Inc.	62,770	3,418
	Atwood Oceanics Inc.	116,445	3,273
*	Oasis Petroleum Inc.	228,837	3,254
*	SunPower Corp. Class A	98,414	3,081
*	Matador Resources Co.	132,956	2,914
*	Memorial Resource Development Corp.	163,700	2,904
*	Rice Energy Inc.	124,825	2,716
*	Helix Energy Solutions Group Inc.	180,108	2,694
*	SEACOR Holdings Inc.	37,667	2,624
*	Unit Corp.	92,060	2,576
	Green Plains Inc.	86,047	2,457
*	Laredo Petroleum Inc.	186,333	2,430
*	Forum Energy Technologies Inc.	115,879	2,271
*	MRC Global Inc.	178,897	2,120
*	Flotek Industries Inc.	135,366	1,995
*	Bonanza Creek Energy Inc.	80,526	1,986
	Pattern Energy Group Inc. Class A	68,996	1,954
*	Chart Industries Inc.	55,687	1,953
*	Rosetta Resources Inc.	114,742	1,953
	Alon USA Energy Inc.	110,436	1,830
^	Tidewater Inc.	92,037	1,762
*	McDermott International Inc.	433,332	1,664
*	Newpark Resources Inc.	171,371	1,561
*,^ SandRidge Energy Inc.		865,611	1,541
*	Clayton Williams Energy Inc.	30,383	1,538
	CVR Energy Inc.	33,673	1,433
*	Stone Energy Corp.	97,326	1,429
*	Bill Barrett Corp.	170,611	1,416
*	Abraxas Petroleum Corp.	418,510	1,360
*	RSP Permian Inc.	52,319	1,318
*,^ Sanchez Energy Corp.		101,106	1,315
	RPC Inc.	97,143	1,244
*	Callon Petroleum Co.	163,004	1,218
*	Matrix Service Co.	68,370	1,201
*	Enphase Energy Inc.	90,916	1,199
*	Parsley Energy Inc. Class A	73,703	1,178
^	CARBO Ceramics Inc.	38,208	1,166
*	Hornbeck Offshore Services Inc.	61,833	1,163
*,^ Northern Oil and Gas Inc.		150,013	1,157
*,^ Approach Resources Inc.		158,908	1,047
*	Synergy Resources Corp.	83,990	995
*,^ Magnum Hunter Resources Corp.		367,076	980
	Adams Resources & Energy Inc.	14,172	953
*	C&J Energy Services Ltd.	83,957	934
*	Green Brick Partners Inc.	112,484	931
*	TETRA Technologies Inc.	125,062	773
*	Penn Virginia Corp.	118,637	769
*	Basic Energy Services Inc.	108,705	753
*	Parker Drilling Co.	210,321	734
*,^ FuelCell Energy Inc.		569,619	712
*	Contango Oil & Gas Co.	32,207	709
*,^ Halcon Resources Corp.		435,875	671
^	Energy XXI Ltd.	177,705	647
*	Geospace Technologies Corp.	36,416	601
	Gulfmark Offshore Inc.	45,754	597

*	Key Energy Services Inc.	304,733	555
	Civeo Corp.	212,485	540
*,^ Plug Power Inc.		190,637	494
*	Pioneer Energy Services Corp.	89,756	486
*	VAALCO Energy Inc.	194,357	476
*,^ Goodrich Petroleum Corp.		132,057	469
	Gulf Island Fabrication Inc.	30,939	460
*	ION Geophysical Corp.	207,366	450
*,^ Amyris Inc.		176,635	424
	Comstock Resources Inc.	117,122	418
*	Gastar Exploration Inc.	154,979	406
^	EXCO Resources Inc.	218,757	400
*,^ Triangle Petroleum Corp.		78,682	396
*	PHI Inc.	12,507	376
*	REX American Resources Corp.	6,032	367
*,^ Emerald Oil Inc.		490,307	363
*	Natural Gas Services Group Inc.	17,710	340
*	Seventy Seven Energy Inc.	79,544	330
*	EP Energy Corp. Class A	31,188	327
	Dawson Geophysical Co.	66,933	286
	Tesco Corp.	24,985	284
	W&T Offshore Inc.	54,286	277
*	PetroQuest Energy Inc.	110,845	255
*	Rex Energy Corp.	67,774	252
*	Trecora Resources	20,083	245
	Paragon Offshore plc	184,679	240
	Evolution Petroleum Corp.	38,997	232
*,^ Swift Energy Co.		96,996	210
*	Eclipse Resources Corp.	36,531	205
*	Willbros Group Inc.	59,038	195
*	Mitcham Industries Inc.	38,767	178
*,^ Hercules Offshore Inc.		402,987	169
*	FX Energy Inc.	131,548	164
*	Renewable Energy Group Inc.	17,703	163
*,^ Solazyme Inc.		46,451	133
*	Midstates Petroleum Co. Inc.	139,004	118
*	US Energy Corp. Wyoming	94,693	107
	Panhandle Oil and Gas Inc. Class A	5,220	103
*	Warren Resources Inc.	67,043	60
*	Forbes Energy Services Ltd.	50,054	52
*	Vantage Drilling Co.	133,145	44
*,^ Ascent Solar Technologies Inc.		38,780	43
*	Resolute Energy Corp.	76,360	43
*,^ Gevo Inc.		174,460	35
*	Harvest Natural Resources Inc.	75,749	34
*,^ GreenHunter Resources Inc.		33,926	24
*,^ Miller Energy Resources Inc.		30,100	19
*,^ MagneGas Corp.		17,025	14
*	STR Holdings Inc.	4,623	7
*	FieldPoint Petroleum Corp.	4,756	5
	ZaZa Energy Corp.	1,895	3
*	Isramco Inc.	23	3
*	Escalera Resources Co.	6,289	2
*	Ocean Power Technologies Inc.	3,320	2
*	PrimeEnergy Corp.	10	1
*	Lilis Energy Inc.	385	—
			3,160,023

Other (0.0%)
* Adolor Corp. Rights Exp. 07/01/2019	126,930	66
* Cubist Pharmaceuticals, Inc. CVR	16,200	2
* Leap Wireless International Inc CVR	134,187	338
* Chelsea Therapeutics International Ltd. CVR Exp. 12/31/2016	288,407	32
* Furiex Pharmaceuticals Inc. CVR	16,618	162
* Ambit Biosciences Corp. CVR	29,736	18
* Durata Therapeutics Inc CVR Exp. 12/31/2018	800	1
* Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	29,879	—
* Gerber Scientific Inc. CVR	53,384	—
* Allen Organ Co. Escrow Shares	283	—
		619
Technology (15.6%)
Apple Inc.	11,021,039	1,371,348
Microsoft Corp.	13,970,166	567,957
* Facebook Inc. Class A	4,019,833	330,491
* Google Inc. Class A	542,913	301,154
* Google Inc. Class C	547,879	300,238
International Business Machines Corp.	1,870,243	300,174
Intel Corp.	8,961,060	280,212
Oracle Corp.	6,231,794	268,902
Cisco Systems Inc.	9,658,675	265,855
QUALCOMM Inc.	3,121,154	216,421
Texas Instruments Inc.	1,981,344	113,303
Hewlett-Packard Co.	3,457,799	107,745
EMC Corp.	3,850,305	98,414
* salesforce.com inc	1,134,237	75,778
* Cognizant Technology Solutions Corp. Class A	1,152,161	71,883
* Yahoo! Inc.	1,613,252	71,685
* Adobe Systems Inc.	895,722	66,230
Avago Technologies Ltd. Class A	485,134	61,602
* Micron Technology Inc.	2,038,432	55,303
Corning Inc.	2,406,472	54,579
Applied Materials Inc.	2,324,837	52,448
Intuit Inc.	497,527	48,240
* Twitter Inc.	960,542	48,104
Broadcom Corp. Class A	1,025,645	44,405
* Cerner Corp.	583,493	42,747
Western Digital Corp.	415,412	37,807
Analog Devices Inc.	589,957	37,167
Skyworks Solutions Inc.	361,176	35,500
Seagate Technology plc	590,326	30,715
Symantec Corp.	1,295,797	30,276
* Red Hat Inc.	347,204	26,301
SanDisk Corp.	403,304	25,658
* Autodesk Inc.	430,564	25,248
Motorola Solutions Inc.	369,059	24,605
Altera Corp.	572,611	24,571
* Catamaran Corp.	392,741	23,384
* Akamai Technologies Inc.	320,170	22,746
* Qorvo Inc.	281,122	22,405
Lam Research Corp.	301,679	21,188
Linear Technology Corp.	452,687	21,186
Xilinx Inc.	496,702	21,010
NetApp Inc.	589,972	20,920
NVIDIA Corp.	977,697	20,458
* ServiceNow Inc.	252,603	19,900

* Citrix Systems Inc.	302,774	19,338
CA Inc.	586,664	19,131
* Palo Alto Networks Inc.	129,634	18,937
Maxim Integrated Products Inc.	535,349	18,635
KLA-Tencor Corp.	308,842	18,002
Microchip Technology Inc.	362,285	17,716
Computer Sciences Corp.	267,016	17,431
Juniper Networks Inc.	731,783	16,524
* Workday Inc. Class A	194,832	16,446
* F5 Networks Inc.	138,564	15,927
Harris Corp.	197,102	15,524
* ANSYS Inc.	172,585	15,220
* VeriSign Inc.	221,341	14,823
CDK Global Inc.	304,611	14,244
* Synopsys Inc.	292,627	13,554
* Gartner Inc.	158,337	13,277
* VMware Inc. Class A	160,614	13,172
* Teradata Corp.	289,702	12,787
* SunEdison Inc.	487,471	11,699
* Splunk Inc.	195,181	11,555
Marvell Technology Group Ltd.	774,127	11,380
* Rackspace Hosting Inc.	217,483	11,220
Garmin Ltd.	218,077	10,363
* Cadence Design Systems Inc.	554,019	10,216
* ON Semiconductor Corp.	825,571	9,998
IAC/InterActiveCorp	147,654	9,962
Brocade Communications Systems Inc.	812,248	9,637
* Fortinet Inc.	265,584	9,282
* Informatica Corp.	205,893	9,029
* NCR Corp.	303,060	8,943
Pitney Bowes Inc.	381,981	8,908
* Ultimate Software Group Inc.	51,028	8,672
* athenahealth Inc.	72,322	8,635
CDW Corp.	228,572	8,512
SS&C Technologies Holdings Inc.	135,706	8,454
* Freescale Semiconductor Ltd.	202,942	8,272
Cypress Semiconductor Corp.	577,096	8,143
* Tableau Software Inc. Class A	84,647	7,832
Teradyne Inc.	410,340	7,735
* Cree Inc.	211,302	7,499
* PTC Inc.	206,979	7,486
* Tyler Technologies Inc.	60,508	7,293
* FireEye Inc.	185,227	7,270
DST Systems Inc.	65,385	7,239
* Cavium Inc.	101,437	7,184
* ARRIS Group Inc.	246,925	7,135
* VeriFone Systems Inc.	204,458	7,134
* Verint Systems Inc.	115,058	7,126
* Manhattan Associates Inc.	140,665	7,119
* Nuance Communications Inc.	492,772	7,071
* Guidewire Software Inc.	131,806	6,934
* Ingram Micro Inc.	265,966	6,681
Solera Holdings Inc.	128,170	6,621
* Aspen Technology Inc.	170,074	6,546
* Microsemi Corp.	180,299	6,383
* SolarWinds Inc.	122,825	6,294
Atmel Corp.	749,736	6,170

*	NetSuite Inc.	65,505	6,076
*	Riverbed Technology Inc.	284,084	5,940
	Leidos Holdings Inc.	140,514	5,896
*	JDS Uniphase Corp.	440,955	5,785
*	Synaptics Inc.	69,701	5,667
	j2 Global Inc.	86,125	5,657
*	Integrated Device Technology Inc.	281,335	5,632
*	CommScope Holding Co. Inc.	196,288	5,602
*	AOL Inc.	140,418	5,562
*,^ 3D Systems Corp.		200,145	5,488
	Fair Isaac Corp.	60,410	5,360
*	Qlik Technologies Inc.	171,274	5,332
	Lexmark International Inc. Class A	117,182	4,961
*	ViaSat Inc.	81,378	4,851
*	Aruba Networks Inc.	197,810	4,844
*	Medidata Solutions Inc.	97,847	4,798
*	Infinera Corp.	243,079	4,781
*	ACI Worldwide Inc.	220,079	4,767
*	EPAM Systems Inc.	77,326	4,739
	Mentor Graphics Corp.	185,593	4,460
	SYNNEX Corp.	56,133	4,336
*	EchoStar Corp. Class A	83,731	4,331
	Plantronics Inc.	81,530	4,317
*	Tech Data Corp.	72,692	4,199
*	Finisar Corp.	196,403	4,191
*	Cirrus Logic Inc.	125,337	4,169
	Blackbaud Inc.	87,925	4,166
	Advent Software Inc.	94,393	4,164
*	CACI International Inc. Class A	45,791	4,118
*	Fairchild Semiconductor International Inc. Class A	223,562	4,064
*	Dealertrack Technologies Inc.	102,897	3,964
	Diebold Inc.	110,535	3,920
*	Dycom Industries Inc.	80,153	3,915
*	Allscripts Healthcare Solutions Inc.	325,153	3,889
*	Ciena Corp.	200,362	3,869
	Science Applications International Corp.	75,098	3,856
*,^ Arista Networks Inc.		53,666	3,785
*	Ellie Mae Inc.	67,948	3,758
	InterDigital Inc.	74,065	3,758
*	Proofpoint Inc.	62,852	3,722
*	Electronics For Imaging Inc.	89,066	3,719
*	Silicon Laboratories Inc.	72,180	3,665
	Tessera Technologies Inc.	90,453	3,643
	Monolithic Power Systems Inc.	69,174	3,642
*	Entegris Inc.	264,933	3,627
*	CommVault Systems Inc.	81,668	3,569
*	Demandware Inc.	58,553	3,566
	Intersil Corp. Class A	247,648	3,546
*	Cornerstone OnDemand Inc.	121,235	3,502
*	Polycom Inc.	256,952	3,443
*	Syntel Inc.	66,122	3,420
	MKS Instruments Inc.	100,994	3,415
*	MicroStrategy Inc. Class A	20,157	3,410
*	IMS Health Holdings Inc.	125,440	3,396
*	Semtech Corp.	126,646	3,374
*	Fleetmatics Group plc	74,638	3,348
*	PMC-Sierra Inc.	358,316	3,325

*	Envestnet Inc.	58,548	3,283
*	Rovi Corp.	178,857	3,257
*	Progress Software Corp.	116,067	3,154
*,^ Advanced Micro Devices Inc.		1,172,136	3,141
	Cogent Communications Holdings Inc.	87,429	3,089
*	Infoblox Inc.	128,104	3,058
*	OmniVision Technologies Inc.	111,415	2,938
*	NetScout Systems Inc.	62,881	2,757
	Power Integrations Inc.	52,546	2,737
*	Insight Enterprises Inc.	95,551	2,725
*	IGATE Corp.	63,580	2,712
*	BroadSoft Inc.	80,760	2,702
*	Advanced Energy Industries Inc.	104,577	2,683
*	Cabot Microelectronics Corp.	52,496	2,623
*	Cray Inc.	93,096	2,614
*	Bottomline Technologies de Inc.	94,943	2,599
^	Ebix Inc.	84,797	2,576
*	Diodes Inc.	90,112	2,574
*	QLogic Corp.	168,013	2,477
	CSG Systems International Inc.	80,850	2,457
*	Amkor Technology Inc.	278,064	2,457
	NIC Inc.	134,902	2,384
*	NETGEAR Inc.	71,877	2,363
*	Synchronoss Technologies Inc.	46,764	2,219
*	Kulicke & Soffa Industries Inc.	140,946	2,203
*	MedAssets Inc.	114,749	2,160
*	Premier Inc. Class A	55,658	2,092
*,^ InvenSense Inc.		136,169	2,071
*	Callidus Software Inc.	161,874	2,053
*	SPS Commerce Inc.	30,544	2,050
*	Veeva Systems Inc. Class A	79,127	2,020
*	LogMeIn Inc.	34,959	1,957
	ADTRAN Inc.	104,048	1,943
	Computer Programs & Systems Inc.	35,323	1,917
*	ScanSource Inc.	46,962	1,909
	Epiq Systems Inc.	103,327	1,853
*	Blucora Inc.	132,259	1,807
*	Lattice Semiconductor Corp.	283,991	1,801
	Brooks Automation Inc.	154,367	1,795
*	Rambus Inc.	142,153	1,788
	West Corp.	52,879	1,784
*	PROS Holdings Inc.	70,039	1,731
*,^ Gogo Inc.		90,358	1,722
*,^ Endurance International Group Holdings Inc.		89,474	1,705
*	Emulex Corp.	211,275	1,684
*	Web.com Group Inc.	88,432	1,676
^	Ubiquiti Networks Inc.	54,971	1,624
	Monotype Imaging Holdings Inc.	49,427	1,613
*	Internap Corp.	157,326	1,609
*	FormFactor Inc.	180,632	1,602
*	Harmonic Inc.	214,815	1,592
*	Comverse Inc.	79,952	1,575
*	Super Micro Computer Inc.	47,140	1,566
*	CalAmp Corp.	96,411	1,561
*	Interactive Intelligence Group Inc.	37,378	1,539
*	Shutterstock Inc.	22,409	1,539
*	CEVA Inc.	71,431	1,523

*	Actua Corp.	97,793	1,515
*	Unisys Corp.	64,724	1,502
	Pegasystems Inc.	68,046	1,480
*	Qualys Inc.	31,737	1,475
*	Zendesk Inc.	64,548	1,465
	Integrated Silicon Solution Inc.	81,129	1,451
*	Loral Space & Communications Inc.	20,518	1,404
*	Intralinks Holdings Inc.	131,630	1,361
	Inteliquent Inc.	84,531	1,331
*	Carbonite Inc.	91,284	1,305
*	Applied Micro Circuits Corp.	254,978	1,300
*	Ixia	106,069	1,287
*	Axcelis Technologies Inc.	527,359	1,255
*,^ Nimble Storage Inc.		56,041	1,250
*	RealPage Inc.	61,051	1,230
*	Virtusa Corp.	29,634	1,226
	Quality Systems Inc.	73,463	1,174
	American Software Inc. Class A	113,398	1,159
*	Gigamon Inc.	53,685	1,140
	Alliance Fiber Optic Products Inc.	63,554	1,107
*	Ciber Inc.	268,615	1,107
	Comtech Telecommunications Corp.	38,207	1,106
*	Ruckus Wireless Inc.	84,951	1,093
	Hackett Group Inc.	117,187	1,048
*	Limelight Networks Inc.	288,017	1,046
	Forrester Research Inc.	27,092	996
*	VOXX International Corp. Class A	102,600	940
*	Calix Inc.	103,980	872
*	Exar Corp.	86,740	872
*	LivePerson Inc.	84,947	869
*	Dot Hill Systems Corp.	163,500	867
	Cohu Inc.	76,738	840
*	Amtech Systems Inc.	72,023	805
*	Brightcove Inc.	107,619	789
	Micrel Inc.	51,595	778
*,^ VASCO Data Security International Inc.		35,563	766
*	Marketo Inc.	29,795	763
*	Premiere Global Services Inc.	79,740	762
*	AXT Inc.	282,829	761
*	Digi International Inc.	75,909	758
*	Perficient Inc.	36,033	746
	IXYS Corp.	60,446	745
*	Tangoe Inc.	52,208	720
*	Cvent Inc.	24,435	685
*	Xcerra Corp.	75,822	674
*	Agilysys Inc.	67,182	661
*	Benefitfocus Inc.	17,746	653
*	Mercury Systems Inc.	40,523	630
*	Icad Inc.	64,632	619
*	RingCentral Inc. Class A	38,823	595
*	EMCORE Corp.	107,928	587
*	Sonus Networks Inc.	73,971	583
*	Merge Healthcare Inc.	127,937	572
*	DSP Group Inc.	47,478	569
*	Extreme Networks Inc.	171,913	543
*	Silicon Graphics International Corp.	61,749	537
*	KVH Industries Inc.	35,175	532

*	Immersion Corp.	57,685	530
*	Ultratech Inc.	30,501	529
*	Alpha & Omega Semiconductor Ltd.	59,224	528
*	RigNet Inc.	17,200	492
*	Guidance Software Inc.	90,745	491
*	Vectrus Inc.	19,009	485
*,^ VirnetX Holding Corp.		75,553	460
*	Textura Corp.	16,800	457
*	Entropic Communications Inc.	148,178	439
*	Datalink Corp.	35,769	431
*	ChannelAdvisor Corp.	43,142	418
*	Quantum Corp.	259,882	416
*	iPass Inc.	390,816	414
*	Imation Corp.	98,843	398
*	ANADIGICS Inc.	291,252	396
*	Jive Software Inc.	77,134	396
*	ePlus Inc.	4,549	395
*	Inphi Corp.	22,046	393
*	Aviat Networks Inc.	327,967	390
	Aware Inc.	86,846	382
*	Novatel Wireless Inc.	78,198	377
*	Rightside Group Ltd.	36,922	375
	Computer Task Group Inc.	51,182	374
*	Barracuda Networks Inc.	9,670	372
*	Kopin Corp.	105,030	370
*	SunEdison Semiconductor Ltd.	14,300	369
*	SciQuest Inc.	21,225	359
*	Rally Software Development Corp.	21,255	333
	PC Connection Inc.	12,726	332
*,^ Rocket Fuel Inc.		34,797	320
	Concurrent Computer Corp.	50,514	320
*	Edgewater Technology Inc.	46,566	319
*	HubSpot Inc.	7,923	316
*	Castlight Health Inc. Class B	38,089	296
*	Nanometrics Inc.	17,193	289
*,^ Box Inc.		14,520	287
*	Photronics Inc.	33,314	283
*	Pendrell Corp.	215,736	280
*	LRAD Corp.	118,475	278
*	PDF Solutions Inc.	15,248	273
*	Cascade Microtech Inc.	19,393	263
*	Sigma Designs Inc.	32,557	261
*	United Online Inc.	16,190	258
*	FalconStor Software Inc.	164,416	255
*	ShoreTel Inc.	37,147	253
*,^ MeetMe Inc.		122,147	227
*	Systemax Inc.	17,314	212
*	Cyan Inc.	52,616	210
*	Telenav Inc.	25,963	206
	Pericom Semiconductor Corp.	13,248	205
	PC-Tel Inc.	25,151	201
*	Amber Road Inc.	21,660	200
*,^ KEYW Holding Corp.		23,960	197
*	Zix Corp.	46,953	185
*	Audience Inc.	40,444	184
	Digimarc Corp.	8,321	183
*	Mattson Technology Inc.	45,776	180

	Evolving Systems Inc.	20,622	180
*	Unwired Planet Inc.	313,393	179
	QAD Inc. Class A	7,358	178
*	Hutchinson Technology Inc.	62,811	168
*	Lantronix Inc.	89,562	162
*	Identiv Inc.	18,779	161
*	Rosetta Stone Inc.	20,321	155
*	GSI Technology Inc.	26,114	154
*	Oclaro Inc.	76,832	152
*	MaxLinear Inc.	18,480	150
*	Rudolph Technologies Inc.	13,328	147
*	Hortonworks Inc.	6,133	146
*	Covisint Corp.	71,869	146
*	Seachange International Inc.	18,579	146
*	Datawatch Corp.	21,298	145
*	Procera Networks Inc.	14,819	139
*	Clearfield Inc.	9,367	139
*	Boingo Wireless Inc.	17,500	132
*,^ Mitek Systems Inc.		40,388	128
*	eGain Corp.	38,076	126
*	Support.com Inc.	80,043	125
*,^ CVD Equipment Corp.		8,553	118
*,^ Park City Group Inc.		8,553	118
	Preformed Line Products Co.	2,778	117
*	Intra-Cellular Therapies Inc.	4,825	115
*	OPOWER Inc.	11,200	113
*	Crossroads Systems Inc.	44,350	113
*	TeleCommunication Systems Inc. Class A	27,799	106
*	Varonis Systems Inc.	4,133	106
*	Vocera Communications Inc.	10,161	101
	Simulations Plus Inc.	16,404	101
*	BSQUARE Corp.	21,190	99
*	Violin Memory Inc.	25,189	95
*	Innodata Inc.	35,130	93
*	Exa Corp.	7,578	90
*	Qumu Corp.	6,425	86
*	RELM Wireless Corp.	13,400	82
*	Pixelworks Inc.	15,645	79
*	2U Inc.	3,056	78
*	Imprivata Inc.	5,533	77
*	Aerohive Networks Inc.	17,209	77
	NCI Inc. Class A	7,496	75
*	Acorn Energy Inc.	149,869	73
*	QuickLogic Corp.	32,504	63
*	New Relic Inc.	1,807	63
	ClearOne Inc.	5,669	60
*	NetSol Technologies Inc.	9,569	56
*	Millennial Media Inc.	38,185	55
*	Mastech Holdings Inc.	5,931	54
*	Synacor Inc.	23,769	54
*	Q2 Holdings Inc.	2,453	52
*,^ ParkerVision Inc.		58,498	49
*	Authentidate Holding Corp.	146,691	48
*	Smith Micro Software Inc.	36,488	47
*	ID Systems Inc.	6,809	43
*	Intermolecular Inc.	25,996	43
*	A10 Networks Inc.	9,507	41

*	MoSys Inc.	19,562	41
*	Numerex Corp. Class A	3,305	38
	CSP Inc.	5,391	37
*	Inuvo Inc.	17,600	36
*	Zhone Technologies Inc.	27,092	35
*	ADDvantage Technologies Group Inc.	14,730	35
*	Radisys Corp.	15,728	34
*	PAR Technology Corp.	7,772	33
*	GigOptix Inc.	21,882	26
*	Westell Technologies Inc. Class A	18,333	24
*	Ikanos Communications Inc.	7,854	22
*	GSE Systems Inc.	13,415	20
*	Borderfree Inc.	3,313	20
*	Vringo Inc.	28,067	18
*	Ultra Clean Holdings Inc.	2,430	17
	Communications Systems Inc.	1,077	12
	QAD Inc. Class B	573	11
*	Meru Networks Inc.	7,840	11
*	Wave Systems Corp. Class A	15,726	11
*	Key Tronic Corp.	850	9
	TransAct Technologies Inc.	1,540	9
*	Selectica Inc.	829	5
	Optical Cable Corp.	959	4
*	inTEST Corp.	900	4
*	Intellicheck Mobilisa Inc.	2,013	3
*	Cover-All Technologies Inc.	1,400	1
*	Superconductor Technologies Inc.	656	1
*	Bridgeline Digital Inc.	1,800	1
*	Netlist Inc.	100	—
			6,771,989
Telecommunications (2.0%)
	Verizon Communications Inc.	7,862,456	382,351
	AT&T Inc.	9,820,364	320,635
	CenturyLink Inc.	1,072,320	37,049
*	SBA Communications Corp. Class A	244,316	28,609
*	Level 3 Communications Inc.	508,709	27,389
*	T-Mobile US Inc.	535,234	16,962
	Frontier Communications Corp.	1,897,726	13,379
^	Windstream Holdings Inc.	1,141,697	8,448
*	Sprint Corp.	1,498,468	7,103
	Telephone & Data Systems Inc.	172,159	4,287
*,^ Globalstar Inc.		729,937	2,431
*	Cincinnati Bell Inc.	607,230	2,143
	Atlantic Tele-Network Inc.	30,637	2,121
	Consolidated Communications Holdings Inc.	80,513	1,642
*	8x8 Inc.	188,187	1,581
	EarthLink Holdings Corp.	315,400	1,400
*	General Communication Inc. Class A	82,041	1,293
*	United States Cellular Corp.	34,938	1,248
*	Vonage Holdings Corp.	242,731	1,192
	Shenandoah Telecommunications Co.	38,162	1,189
	Spok Holdings Inc.	49,775	954
*	Iridium Communications Inc.	81,247	789
	IDT Corp. Class B	40,849	725
*	Alaska Communications Systems Group Inc.	381,485	641
*	FairPoint Communications Inc.	35,708	628
	NTELOS Holdings Corp.	120,912	580

Lumos Networks Corp.	28,613	437
* Straight Path Communications Inc. Class B	20,834	415
* inContact Inc.	35,879	391
* Hawaiian Telcom Holdco Inc.	6,486	173
* Intelsat SA	11,310	136
* ORBCOMM Inc.	21,797	130
* Elephant Talk Communications Corp.	214,438	81
* Alteva	9,238	67
* Pacific DataVision Inc.	1,200	60
* Towerstream Corp.	19,717	43
		868,702
Utilities (3.0%)
Duke Energy Corp.	1,338,286	102,754
NextEra Energy Inc.	839,097	87,308
Dominion Resources Inc.	1,104,804	78,298
Southern Co.	1,702,572	75,390
Exelon Corp.	1,626,865	54,679
American Electric Power Co. Inc.	925,968	52,086
Sempra Energy	444,518	48,461
PG&E Corp.	901,452	47,840
PPL Corp.	1,262,105	42,483
Public Service Enterprise Group Inc.	957,833	40,152
Edison International	616,564	38,517
Consolidated Edison Inc.	554,348	33,815
Xcel Energy Inc.	957,567	33,333
Eversource Energy	599,519	30,288
FirstEnergy Corp.	797,269	27,952
DTE Energy Co.	335,540	27,075
Entergy Corp.	341,726	26,480
NiSource Inc.	598,574	26,433
Wisconsin Energy Corp.	426,799	21,127
Ameren Corp.	459,462	19,389
ONEOK Inc.	394,454	19,029
American Water Works Co. Inc.	340,423	18,454
CMS Energy Corp.	522,906	18,255
* Calpine Corp.	712,125	16,286
NRG Energy Inc.	640,034	16,123
CenterPoint Energy Inc.	772,796	15,773
AES Corp.	1,205,182	15,487
SCANA Corp.	242,961	13,360
Pinnacle West Capital Corp.	209,412	13,350
Alliant Energy Corp.	210,055	13,234
Pepco Holdings Inc.	476,877	12,795
AGL Resources Inc.	226,685	11,255
ITC Holdings Corp.	294,955	11,040
Integrys Energy Group Inc.	151,390	10,903
UGI Corp.	327,347	10,668
Atmos Energy Corp.	191,028	10,564
Westar Energy Inc. Class A	250,438	9,707
National Fuel Gas Co.	151,663	9,150
Aqua America Inc.	334,704	8,819
TECO Energy Inc.	444,846	8,630
Questar Corp.	332,577	7,935
Great Plains Energy Inc.	291,856	7,787
* Dynegy Inc.	224,130	7,044
Vectren Corp.	156,503	6,908
Cleco Corp.	115,150	6,278

Hawaiian Electric Industries Inc.			194,583	6,250
IDACORP Inc.			95,265	5,989
UIL Holdings Corp.			107,322	5,519
Piedmont Natural Gas Co. Inc.			149,275	5,510
Portland General Electric Co.			148,162	5,495
WGL Holdings Inc.			95,041	5,360
Southwest Gas Corp.			88,275	5,135
New Jersey Resources Corp.			162,182	5,037
NorthWestern Corp.			89,005	4,788
ALLETE Inc.			87,184	4,600
PNM Resources Inc.			151,348	4,419
Black Hills Corp.			84,822	4,278
ONE Gas Inc.			97,904	4,232
Laclede Group Inc.			78,019	3,996
Avista Corp.			112,238	3,836
TerraForm Power Inc. Class A			95,512	3,487
South Jersey Industries Inc.			63,855	3,466
American States Water Co.			79,639	3,177
El Paso Electric Co.			79,400	3,068
MGE Energy Inc.			64,558	2,861
Empire District Electric Co.			106,563	2,645
Northwest Natural Gas Co.			49,324	2,365
California Water Service Group			75,682	1,855
Ormat Technologies Inc.			41,454	1,576
Chesapeake Utilities Corp.			28,233	1,429
SJW Corp.			40,219	1,243
^ Atlantic Power Corp.			351,954	989
Connecticut Water Service Inc.			26,326	956
Unitil Corp.			16,080	559
* Cadiz Inc.			41,609	427
Middlesex Water Co.			17,081	389
Genie Energy Ltd. Class B			44,732	356
York Water Co.			13,313	323
Artesian Resources Corp. Class A			11,011	236
Delta Natural Gas Co. Inc.			9,196	179
* Vivint Solar Inc.			13,200	160
* Pure Cycle Corp.			27,648	139
* US Geothermal Inc.			270,190	129
Gas Natural Inc.			4,059	40
				1,319,192
Total Common Stocks (Cost $27,227,358)				43,100,939
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (1.0%)[1]
Money Market Fund (1.0%)
[2,3] Vanguard Market Liquidity Fund	0.128%		416,949,006	416,949

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes	0.070%	5/14/15	1,700	1,700
[4,5] Federal Home Loan Bank Discount Notes	0.070%	5/15/15	1,700	1,700
[4,5] Federal Home Loan Bank Discount Notes	0.060%	5/20/15	8,000	7,999

[4,5] Federal Home Loan Bank Discount Notes	0.140%	7/8/15	5,000	4,998
				16,397
Total Temporary Cash Investments (Cost $433,346)				433,346
Total Investments (100.5%) (Cost $27,660,704)				43,534,285
Other Assets and Liabilities-Net (-0.5%)[3]				(224,161)
Net Assets (100%)				43,310,124
Securities with a market value of less than $500 are displayed with a dash.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $124,035,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $132,297,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $8,698,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	43,100,320	—	619
Temporary Cash Investments	416,949	16,397	—
Futures Contracts—Assets[1]	3	—	—

Institutional Total Stock Market Index Fund

Futures Contracts—Liabilities[1]	(1,258)	—	—
Total	43,516,014	16,397	619
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	June 2015	307	158,166	233
E-mini Russell 2000 Index	June 2015	210	26,227	439
E-mini S&P 500 Index	June 2015	149	15,353	(173)
				499

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2015, the cost of investment securities for tax purposes was $27,662,015,000. Net unrealized appreciation of investment securities for tax purposes was $15,872,270,000, consisting of unrealized gains of $16,705,339,000 on securities that had risen in value since their purchase and $833,069,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 21, 2015

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: May 21, 2015

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.